Portfolio of Investments (unaudited)

COVERED CALL FUND

June 30, 2019

Shares		Security		Value
		COMMON STOCKS—101.0%
		Communication Services—3.9%
195,200		AT&T, Inc.		$6,541,152
117,100		CBS Corp. - Class "B"		5,843,290
				12,384,442
		Consumer Discretionary—9.7%
53,500		Carnival Corp.		2,490,425
52,900		Home Depot, Inc.		11,001,613
75,000		Ross Stores, Inc.		7,434,000
68,000		Whirlpool Corp.		9,680,480
				30,606,518
		Consumer Staples—7.9%
23,000		Constellation Brands, Inc.		4,529,620
53,200		Costco Wholesale Corp.		14,058,632
61,400		Mondelez International, Inc. - Class "A"		3,309,460
37,200		Philip Morris International, Inc.		2,921,316
				24,819,028
		Energy—5.9%
112,400		Chevron Corp.		13,987,056
88,000		Occidental Petroleum Corp.		4,424,640
				18,411,696
		Financials—16.7%
69,200		Allstate Corp.		7,036,948
78,100		American Express Co.		9,640,664
282,100		Bank of America Corp.		8,180,900
62,600		BB&T Corp.		3,075,538
21,200		BlackRock, Inc.		9,949,160
131,300		JPMorgan Chase & Co.		14,679,340
				52,562,550
		Health Care—10.1%
56,200	*	Celgene Corp.		5,195,128
149,500		Medtronic, PLC		14,559,805
80,300		Merck & Co., Inc.		6,733,155
25,800		Stryker Corp.		5,303,964
				31,792,052
		Industrials—17.1%
128,900		Delta Air Lines, Inc.		7,315,075
87,300		Honeywell International, Inc.		15,241,707
24,200		Lockheed Martin Corp.		8,797,668
41,000		Parker Hannifin Corp.		6,970,410
35,800		Raytheon Co.		6,224,904
22,300		Union Pacific Corp.		3,771,153
42,900		United Technologies Corp.		5,585,580
				53,906,497
		Information Technology—25.7%
85,600		Apple, Inc.		16,941,952
37,600		Broadcom, Inc.		10,823,536
273,200		Cisco Systems, Inc.		14,952,236
55,200		Intel Corp.		2,642,424
51,700		Mastercard, Inc. - Class "A"		13,676,201
130,400		Microsoft Corp.		17,468,384
37,700		Texas Instruments, Inc.		4,326,452
				80,831,185
		Materials—4.0%
62,400		Dow, Inc.		3,076,944
128,700		DuPont de Nemours, Inc.		9,661,509
				12,738,453
Total Value of Common Stocks (cost $263,176,487)			101.0%	318,052,421
Excess of Liabilities Over Other Assets			(1.0)	(3,174,576)
Net Assets			100.0%	$314,877,845

*	Non-income producing

At June 30, 2019, the cost of investments for federal income tax purposes was $263,703,800. Accumulated net unrealized appreciation on investments was $54,348,621, consisting of $62,553,788 gross unrealized appreciation and $8,205,167 gross unrealized depreciation.

Portfolio of Investments (unaudited)

COVERED CALL STRATEGY FUND

June 30, 2019

CALL OPTIONS WRITTEN—(1.9)%	Expiration Date	Exercise Price	Contracts	Value
Allstate Corp.	8/16/19	$105.00	(692)	$(98,610)
American Express Co.	7/19/19	120.00	(781)	(382,690)
Apple, Inc.	7/26/19	207.50	(856)	(184,896)
AT&T, Inc.	9/20/19	33.00	(1,952)	(240,096)
Bank of America Corp.	7/19/19	29.00	(2,821)	(212,985)
BB&T, Inc.	7/19/19	50.00	(626)	(48,828)
BlackRock, Inc.	7/19/19	490.00	(212)	(51,940)
Broadcom, Inc.	7/19/19	295.00	(376)	(201,160)
Carnival Corp.	8/16/19	47.50	(535)	(61,525)
CBS Corp. - Class "B"	7/5/19	50.00	(1,171)	(58,550)
Celgene Corp.	7/19/19	90.00	(562)	(200,353)
Chevron Corp.	7/26/19	128.00	(1,124)	(126,450)
Cisco Systems, Inc.	7/19/19	55.00	(2,732)	(230,854)
Constellation Brands, Inc.	7/19/19	210.00	(230)	(14,950)
Costco Wholesale Corp.	7/19/19	265.00	(532)	(208,810)
Delta Air Lines, Inc.	9/20/19	57.50	(1,289)	(290,025)
Dow, Inc.	9/20/19	52.50	(624)	(63,960)
DuPont de Nemours, Inc.	7/19/19	77.50	(624)	(47,424)
DuPont de Nemours, Inc.	9/20/19	80.00	(663)	(118,677)
Home Depot, Inc.	9/20/19	215.00	(529)	(244,662)
Honeywell International, Inc.	9/20/19	175.00	(873)	(491,062)
Intel Corp.	8/16/19	48.00	(552)	(110,400)
JPMorgan Chase & Co.	7/19/19	115.00	(1,313)	(91,910)
Lockheed Martin Corp.	8/2/19	370.00	(242)	(148,830)
Mastercard, Inc. - Class "A"	7/19/19	275.00	(517)	(63,850)
Medtronic, PLC	8/2/19	101.00	(1,495)	(82,225)
Merck & Co., Inc.	7/19/19	82.50	(803)	(182,281)
Microsoft Corp.	7/19/19	140.00	(1,078)	(90,013)
Microsoft Corp.	7/19/19	135.00	(226)	(55,935)
Mondelez International, Inc. - Class "A"	9/20/19	55.00	(614)	(86,574)
Occidental Petroleum Corp.	7/19/19	50.00	(880)	(132,880)
Parker Hannifin Corp.	7/19/19	175.00	(410)	(76,875)
Philip Morris International, Inc.	7/19/19	80.00	(372)	(57,102)
Raytheon Co.	1/17/20	185.00	(358)	(221,960)
Ross Stores, Inc.	11/15/19	105.00	(750)	(277,500)
Stryker Corp.	9/20/19	210.00	(129)	(76,755)
Stryker Corp.	9/20/19	200.00	(129)	(149,640)
Texas Instruments, Inc.	7/26/19	115.00	(377)	(155,513)
Union Pacific Corp.	8/16/19	175.00	(223)	(68,350)
United Technologies Corp.	8/16/19	130.00	(429)	(176,963)
Whirlpool Corp.	7/19/19	145.00	(680)	(164,900)
Total Value of Call Options Written (premium received $6,277,309)				$(6,048,963)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$318,052,421	$-	$-	$318,052,421

Liabilities
Call Options Written	$-	$(6,048,963)	$-	$(6,048,963)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

EQUITY INCOME FUND

June 30, 2019

Shares or Principal Amount			Security		Value
			COMMON STOCKS—94.6%
			Communication Services—6.2%
238,230			AT&T, Inc.		$7,983,087
236,400			Comcast Corp. - Special Shares "A"		9,994,992
183,200			Verizon Communications, Inc.		10,466,216
20,000			Walt Disney Co.		2,792,800
					31,237,095
			Consumer Discretionary—3.7%
53,100			Acushnet Holdings Corp.		1,394,406
51,350			American Eagle Outfitters, Inc.		867,815
51,250			Designer Brands, Inc. - Class "A"		982,462
28,350			Lowe's Cos., Inc.		2,860,799
21,900			McDonald's Corp.		4,547,754
23,750			Oxford Industries, Inc.		1,800,250
65,000			Penske Automotive Group, Inc.		3,074,500
25,850			Tractor Supply Co.		2,812,480
					18,340,466
			Consumer Staples—7.9%
161,050			Coca-Cola Co.		8,200,666
34,250			Kimberly-Clark Corp.		4,564,840
57,150			PepsiCo, Inc.		7,494,080
44,750			Philip Morris International, Inc.		3,514,218
69,200			Procter & Gamble Co.		7,587,780
73,550			Walmart, Inc.		8,126,540
					39,488,124
			Energy—9.1%
138,707			BP, PLC (ADR)		5,784,082
66,250			Chevron Corp.		8,244,150
71,500			ConocoPhillips		4,361,500
252,200			EnCana Corp.		1,293,786
94,050			ExxonMobil Corp.		7,207,051
153,800			Kinder Morgan, Inc.		3,211,344
75,993			Marathon Petroleum Corp.		4,246,489
130,900			PBF Energy, Inc. - Class "A"		4,097,170
32,900			Royal Dutch Shell, PLC - Class "A" (ADR)		2,140,803
156,000			Suncor Energy, Inc.		4,860,960
					45,447,335
			Financials—21.7%
125,300		*	AllianceBernstein Holding, LP (MLP)		3,723,916
29,200			American Express Co.		3,604,448
303,400			Bank of America Corp.		8,798,600
56,500			Bank of New York Mellon Corp.		2,494,475
40,650		*	Berkshire Hathaway, Inc. - Class "B"		8,665,360
6,300			BlackRock, Inc.		2,956,590
48,460			Chubb, Ltd.		7,137,673
92,800			Citigroup, Inc.		6,498,784
21,800			Goldman Sachs Group, Inc.		4,460,280
120,445			Hamilton Lane, Inc. - Class "A"		6,872,592
253,250			Investors Bancorp, Inc.		2,823,738
119,200			iShares S&P U.S. Preferred Stock Index Fund (ETF)		4,392,520
112,950			JPMorgan Chase & Co.		12,627,810
64,100			MetLife, Inc.		3,183,847
156,700			Old National Bancorp of Indiana		2,599,653
24,700			PNC Financial Services Group, Inc.		3,390,816
52,100			Popular, Inc.		2,825,904
208,450			Regions Financial Corp.		3,114,243
122,900			Sterling Bancorp		2,615,312
45,700			Travelers Cos., Inc.		6,833,064
97,900			Wells Fargo & Co.		4,632,628
24,700			Willis Towers Watson, PLC		4,731,038
					108,983,291
			Health Care—12.9%
62,850			Abbott Laboratories		5,285,685
15,450			Anthem, Inc.		4,360,144
89,200			Bristol-Myers Squibb Co.		4,045,220
12,550			Eli Lilly & Co.		1,390,414
108,450			GlaxoSmithKline, PLC (ADR)		4,340,169
54,400			Johnson & Johnson		7,576,832
88,694			Medtronic, PLC		8,637,909
117,961			Merck & Co., Inc.		9,891,030
202,474			Pfizer, Inc.		8,771,174
80,100			Phibro Animal Health Corp. - Class "A"		2,544,777
119,000			Smith & Nephew, PLC (ADR)		5,181,260
10,900			UnitedHealth Group, Inc.		2,659,709
					64,684,323
			Industrials—9.3%
64,250			Eaton Corp., PLC		5,350,740
23,700			General Dynamics Corp.		4,309,134
36,200			Honeywell International, Inc.		6,320,158
45,900			Ingersoll-Rand, PLC		5,814,153
38,150			Kansas City Southern, Inc.		4,647,433
15,850			Lockheed Martin Corp.		5,762,109
15,700			Northrop Grumman Corp.		5,072,827
46,250			Republic Services, Inc.		4,007,100
42,200			United Technologies Corp.		5,494,440
					46,778,094
			Information Technology—10.2%
178,950			Cisco Systems, Inc.		9,793,933
83,700			Corning, Inc.		2,781,351
140,750			HP Enterprise Co.		2,104,212
148,050			HP, Inc.		3,077,959
153,700			Intel Corp.		7,357,619
68,950			Maxim Integrated Products, Inc.		4,124,589
80,750			Microsoft Corp.		10,817,270
68,300			QUALCOMM, Inc.		5,195,581
78,600			Teradyne, Inc.		3,765,726
17,250			Texas Instruments, Inc.		1,979,610
					50,997,850
			Materials—4.6%
35,000			Avery Dennison Corp.		4,048,800
57,807			Dow, Inc.		2,850,463
30,941			DuPont de Nemours, Inc.		2,322,741
37,300			Eastman Chemical Co.		2,903,059
38,300			FMC Corp.		3,176,985
18,300			Linde, PLC		3,674,640
48,200			LyondellBasell Industries NV - Class "A"		4,151,466
					23,128,154
			Real Estate—3.3%
111,950			Americold Realty Trust (REIT)		3,629,419
158,720			Brookfield Property Partners (REIT) (MLP)		3,004,570
49,500			CyrusOne, Inc. (REIT)		2,857,140
85,600			Douglas Emmett, Inc. (REIT)		3,410,304
27,800			Federal Realty Investment Trust (REIT)		3,579,528
					16,480,961
			Utilities—5.7%
39,900			American Electric Power Co., Inc.		3,511,599
113,100			CenterPoint Energy, Inc.		3,238,053
50,000			Dominion Energy, Inc.		3,866,000
35,000			Duke Energy Corp.		3,088,400
65,450			Exelon Corp.		3,137,673
72,250			FirstEnergy Corp.		3,093,022
19,900			NextEra Energy, Inc.		4,076,714
58,150			PPL Corp.		1,803,232
46,150			Utilities Select Sector SPDR Fund (ETF)		2,751,925
					28,566,618
Total Value of Common Stocks (cost $337,261,116)					474,132,311
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—4.8%
			U.S. Treasury Bills:
$9,000	M		2.05%, 7/2/2019		8,999,514
15,000	M		1.989%, 7/16/2019		14,987,220
Total Value of Short-Term U.S. Government Obligations (cost $23,984,371)					23,986,734
Total Value of Investments (cost $361,260,487)				99.4%	498,119,045
Other Assets, Less Liabilities				.6	3,031,435
Net Assets				100.0%	$501,150,480

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

MLP Master Limited Partnership

REIT Real Estate Investment Trust

At June 30, 2019, the cost of investments for federal income tax purposes was $361,271,936. Accumulated net unrealized appreciation on investments was $136,847,109, consisting of $144,228,280 gross unrealized appreciation and $7,381,171 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$474,132,311	$-	$-	$474,132,311
Short-Term U.S. Government Obligations	-	23,986,734	-	23,986,734
Total Investments in Securities*	$474,132,311	$23,986,734	$-	$498,119,045

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GLOBAL FUND

June 30, 2019

Shares or Principal Amount			Security		Value
			COMMON STOCKS—98.5%
			United States—57.9%
37,721			Abbott Laboratories		$3,172,336
30,194		*	Adobe, Inc.		8,896,662
19,724			Air Products & Chemicals, Inc.		4,464,922
16,150		*	Alphabet, Inc. - Class "A"		17,487,220
8,915		*	Alphabet, Inc. - Class "C"		9,636,313
4,700		*	Amazon.com, Inc.		8,900,061
55,000			American Eagle Outfitters, Inc.		929,500
35,500			Apple, Inc.		7,026,160
26,745		*	Autodesk, Inc.		4,356,761
57,946			Ball Corp.		4,055,641
206,167			Bank of America Corp.		5,978,843
28,973		*	Berkshire Hathaway, Inc. - Class "B"		6,176,174
77,113			Chevron Corp.		9,595,942
20,000			Chubb, Ltd.		2,945,800
129,263			CMS Energy Corp.		7,485,620
100,291			Coca-Cola Co.		5,106,818
16,158			Concho Resources, Inc.		1,667,182
37,888			ConocoPhillips		2,311,168
135,000		*	Cree, Inc.		7,584,300
80,232			Duke Energy Corp.		7,079,672
20,058			Eli Lilly & Co.		2,222,226
52,374			Entergy Corp.		5,390,856
29,820			EOG Resources, Inc.		2,778,031
49,031			Eversource Energy		3,714,589
78,004		*	Facebook, Inc.		15,054,772
111,434			FirstEnergy Corp.		4,770,490
5,572			Goldman Sachs Group, Inc.		1,140,031
8,915		*	IAC/InterActiveCorp		1,939,280
3,900		*	Illumina Inc.		1,435,785
145,979			Intel Corp.		6,988,015
74,661			Jacobs Engineering Group, Inc.		6,300,642
20,058			Johnson & Johnson		2,793,678
57,946			JPMorgan Chase & Co.		6,478,363
26,745			Kimberly-Clark Corp.		3,564,574
27,286			KLA-Tencor Corp.		3,225,205
114,778			Kroger Co.		2,491,830
16,500			Lockheed Martin Corp.		5,998,410
20,000			Lowe's Cos., Inc.		2,018,200
25,000			McDonald's Corp.		5,191,500
24,515			Medtronic, PLC		2,387,516
196,459			Merck & Co., Inc.		16,473,087
90,265			Microsoft Corp.		12,091,899
78,800			Morgan Stanley		3,452,228
67,717			Noble Energy, Inc.		1,516,861
27,177			Northrop Grumman Corp.		8,781,160
38,062			NVIDIA Corp.		6,250,922
62,000			PepsiCo, Inc.		8,130,060
147,094			Pfizer, Inc.		6,372,112
21,500			Philip Morris International, Inc.		1,688,395
9,471			Pioneer Natural Resources Co.		1,457,208
99,734			Procter & Gamble Co.		10,935,833
16,715		*	Proofpoint, Inc.		2,009,979
44,859			QUALCOMM, Inc.		3,412,424
23,795		*	salesforce.com, inc.		3,610,415
10,029		*	ServiceNow, Inc.		2,753,663
47,471		*	Synopsys, Inc.		6,109,043
63,974		*	Take-Two Interactive Software, Inc.		7,262,968
23,711			Tapestry, Inc.		752,350
28,973			Texas Instruments, Inc.		3,324,941
7,801			Thermo Fisher Scientific, Inc.		2,290,998
34,767			Union Pacific Corp.		5,879,447
48,792			United Technologies Corp.		6,352,718
33,397			UnitedHealth Group, Inc.		8,149,202
31,202			Valero Energy Corp.		2,671,203
256,299			Verizon Communications, Inc.		14,642,362
38,938			Visa, Inc. - Class "A"		6,757,690
32,093			Vulcan Materials Co.		4,406,690
84,691			WEC Energy Group, Inc.		7,060,689
57,278			Wells Fargo & Co.		2,710,395
					378,048,030
			Germany—7.4%
16,994			Adidas AG		5,246,433
600,000		*	Aixtron SE		5,726,891
36,105			Allianz AG		8,703,660
80,470			Fresenius Medical Care AG & Co		6,317,329
25,000			Fuchs Petrolub SE		983,023
27,970			Muenchener Rueckver AG		7,019,295
51,260			Puma SE		3,418,577
90,000		*	PVA TePla AG		1,381,577
27,859			Siemens AG		3,313,568
40,228			Stroeer SE & Co. KGaA		3,021,343
18,944			Volkswagen AG Preferred Shares		3,192,840
					48,324,536
			United Kingdom—6.1%
187,815			Anglo American, PLC		5,353,502
340,000			Arrow Global Group, PLC		980,151
77,669			Ashtead Group, PLC		2,223,257
237,922			Babcock International Group, PLC		1,384,451
889,574			BP, PLC		6,197,634
144,865			Burford Capital, Ltd.		2,851,565
61,289			Diageo, PLC		2,633,910
345,446			Glaxosmithkline, PLC		6,916,553
14,275		*	GW Pharmaceuticals, PLC		2,460,867
196,237			Keywords Studios, PLC		4,548,119
3,677,334			Lloyds Banking Group PLC		2,642,779
110,000		*	Ocado Group PLC		1,630,240
					39,823,028
			Japan—5.9%
80,000			en-japan, inc.		3,112,739
6,700			Keyence Corp.		4,109,549
720,000			Mitsubishi UFJ Financial Group, Inc.		3,419,190
36,000			Murata Manufacturing Co., Ltd.		1,616,102
20,100			Nidec Corp.		2,745,189
27,700			Nintendo Co., Ltd.		10,145,833
50,100			Pan Pacific Holdings Corp.		3,178,445
111,871			Sony Corp.		5,860,478
70,000			THK Co., Ltd.		1,671,845
48,000			TIS, Inc.		2,444,187
					38,303,557
			Switzerland—4.9%
947			Barry Callebaut AG		1,899,433
850			Interroll Holding AG		2,137,626
7,912		*	Lonza Group AG		2,669,753
117,142			Nestle SA		12,126,993
95,834			Novartis AG		8,756,805
44,574			Swiss Re AG		4,531,370
					32,121,980
			China—4.0%
37,583		*	Alibaba Group Holding, Ltd. (ADR)		6,368,439
836,000			Citic Securities Co., Ltd.		1,742,269
334,000			Ping An Insurance (Group) Co. of China, Ltd.		4,010,548
957,600			Sands China, Ltd.		4,578,563
213,591			Tencent Holdings, Ltd.		9,640,947
					26,340,766
			France—2.1%
92,490			AXA SA		2,429,436
14,800			LVMH Moet Hennessy Louis Vuitton SE		6,299,126
26,000			Safran SA		3,809,399
39,002			Valeo SA		1,268,387
					13,806,348
			Italy—1.1%
501,454			Enel SpA		3,501,049
310,011			UniCredit SpA		3,816,312
					7,317,361
			India—1.0%
80,000			HDFC Bank, Ltd.		2,832,205
211,000			Reliance Industries, Ltd.		3,830,417
					6,662,622
			Netherlands—1.0%
31,000			ASML Holding NV		6,476,854
			Hong Kong—.9%
334,400			AIA Group, Ltd.		3,606,539
614,000		*	China Mengniu Dairy Co., Ltd.		2,377,651
					5,984,190
			Thailand—.8%
400,000			Kasikornbank Public Co., Ltd.		2,471,672
4,500,000			Thai Beverage, PCL		2,760,532
					5,232,204
			South Korea—.7%
119,564			Samsung Electronics Co., Ltd.		4,866,850
			Spain—.7%
453,144			Iberdrola SA		4,516,858
			Luxembourg—.7%
523,742			Aroundtown SA		4,315,334
			Canada—.6%
290,000			EnCana Corp.		1,487,700
84,244			Suncor Energy, Inc.		2,625,043
					4,112,743
			Poland—.6%
64,000		*	CD Projekt SA		3,690,544
			Australia—.6%
50,000			Rio Tinto, Ltd.		3,642,235
			Indonesia—.5%
10,000,000			PT Bank Rakyat Indonesia		3,086,179
			Taiwan—.4%
75,176			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		2,944,644
			Philippines—.4%
2,600,000			Ayala Land, Inc.		2,577,925
			Sweden—.2%
53,000			HMS Networks AB		1,017,063
Total Value of Common Stocks (cost $565,456,176)					643,211,851
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.8%
			United States
$5,000	M		U.S. Treasury Bills, 1.989%, 7/16/2019 (cost $4,995,303)		4,995,740
Total Value of Investments (cost $570,451,479)				99.3%	648,207,591
Other Assets, Less Liabilities				.7	4,399,727
Net Assets				100.0%	$652,607,318

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

At June 30, 2019, the cost of investments for federal income tax purposes was $571,034,045. Accumulated net unrealized appreciation on investments was $77,173,546, consisting of $86,070,357 gross unrealized appreciation and $8,896,811 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$378,048,030	$-	$-	$378,048,030
Germany	48,324,536	-	-	48,324,536
United Kingdom	39,823,028	-	-	39,823,028
Japan	38,303,557	-	-	38,303,557
Switzerland	32,121,980	-	-	32,121,980
China	26,340,766	-	-	26,340,766
France	13,806,348	-	-	13,806,348
Italy	7,317,361	-	-	7,317,361
India	6,662,622	-	-	6,662,622
Netherlands	6,476,854	-	-	6,476,854
Hong Kong	5,984,190	-	-	5,984,190
Thailand	5,232,204	-	-	5,232,204
South Korea	4,866,850	-	-	4,866,850
Spain	4,516,858	-	-	4,516,858
Luxembourg	4,315,334	-	-	4,315,334
Canada	4,112,743	-	-	4,112,743
Poland	3,690,544	-	-	3,690,544
Australia	3,642,235	-	-	3,642,235
Indonesia	3,086,179	-	-	3,086,179
Taiwan	2,944,644	-	-	2,944,644
Philippines	2,577,925	-	-	2,577,925
Sweden	1,017,063	-	-	1,017,063
Short-Term U.S Government Obligations	-	4,995,740	-	4,995,740
Total Investments in Securities	$643,211,851	$4,995,740	$-	$648,207,591

During the period ended June 30, 2019, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GROWTH & INCOME FUND

June 30, 2019

Shares or Principal Amount			Security		Value
			COMMON STOCKS—93.6%
			Communication Services—8.8%
16,750		*	Alphabet, Inc. - Class "A"		$18,136,900
773,800			AT&T, Inc.		25,930,038
174,700			CBS Corp. - Class "B"		8,717,530
740,750			Comcast Corp. - Special Shares "A"		31,318,910
295,066			Fox Corp. - Class "B"		10,778,761
124,000		*	Take-Two Interactive Software, Inc.		14,077,720
554,550			Verizon Communications, Inc.		31,681,442
67,210			Walt Disney Co.		9,385,204
					150,026,505
			Consumer Discretionary—4.2%
122,350			Aptiv, PLC		9,889,551
5,650		*	Booking Holdings, Inc.		10,592,111
33,850		*	Burlington Stores, Inc.		5,759,577
82,650			Home Depot, Inc.		17,188,720
87,000			Lowe's Cos., Inc.		8,779,170
64,900			McDonald's Corp.		13,477,134
53,600			Ross Stores, Inc.		5,312,832
					70,999,095
			Consumer Staples—6.9%
363,800			Coca-Cola Co.		18,524,696
221,204			Koninklijke Ahold Delhaize NV (ADR)		4,968,242
248,400			Mondelez International, Inc. - Class "A"		13,388,760
148,300			PepsiCo, Inc.		19,446,579
172,400			Philip Morris International, Inc.		13,538,572
213,150			Procter & Gamble Co.		23,371,898
213,000			Walmart, Inc.		23,534,370
					116,773,117
			Energy—8.5%
449,786			BP, PLC (ADR)		18,756,076
224,350			Chevron Corp.		27,918,114
220,950			ConocoPhillips		13,477,950
77,900			EOG Resources, Inc.		7,257,164
346,250			ExxonMobil Corp.		26,533,137
158,000			Hess Corp.		10,044,060
261,480			Marathon Petroleum Corp.		14,611,502
381,950			Suncor Energy, Inc.		11,901,562
154,950			Valero Energy Corp.		13,265,270
					143,764,835
			Financials—18.7%
151,300			American Express Co.		18,676,472
158,100			American International Group, Inc.		8,423,568
1,018,250			Bank of America Corp.		29,529,250
281,850			Bank of New York Mellon Corp.		12,443,677
124,900		*	Berkshire Hathaway, Inc. - Class "B"		26,624,933
189,600			Chubb, Ltd.		27,926,184
317,950			Citigroup, Inc.		22,266,038
355,500			Citizens Financial Group, Inc.		12,570,480
99,450			Discover Financial Services		7,716,325
61,950			Goldman Sachs Group, Inc.		12,674,970
376,330			JPMorgan Chase & Co.		42,073,694
173,750			MetLife, Inc.		8,630,163
189,400			Morgan Stanley		8,297,614
117,400			PNC Financial Services Group, Inc.		16,116,672
94,200			Travelers Cos., Inc.		14,084,784
410,000			U.S. Bancorp		21,484,000
590,200			Wells Fargo & Co.		27,928,264
					317,467,088
			Health Care—14.6%
180,050			Abbott Laboratories		15,142,205
29,416			Anthem, Inc.		8,301,489
227,350		*	Centene Corp.		11,922,234
118,350			Eli Lilly & Co.		13,111,997
188,300			Gilead Sciences, Inc.		12,721,548
131,250			Hill-Rom Holdings, Inc.		13,731,375
153,875			Johnson & Johnson		21,431,710
185,500			Koninklijke Philips NV (ADR)		8,084,090
243,150			Medtronic, PLC		23,680,379
366,750			Merck & Co., Inc.		30,751,988
681,801			Pfizer, Inc.		29,535,619
207,250			Smith & Nephew, PLC (ADR)		9,023,665
71,200			Thermo Fisher Scientific, Inc.		20,910,016
22,801			UnitedHealth Group, Inc.		5,563,672
145,250			Zimmer Biomet Holdings, Inc.		17,101,735
53,450			Zoetis, Inc.		6,066,041
					247,079,763
			Industrials—10.4%
14,150			Boeing Co.		5,150,741
154,700			Eaton Corp., PLC		12,883,416
201,000		*	Gardner Denver Holdings, Inc.		6,954,600
132,500			Honeywell International, Inc.		23,133,175
122,250			Ingersoll-Rand, PLC		15,485,408
219,750			Jacobs Engineering Group, Inc.		18,544,703
46,107			Lockheed Martin Corp.		16,761,739
333,400			Masco Corp.		13,082,616
55,050			Northrop Grumman Corp.		17,787,206
43,563			Stanley Black & Decker, Inc.		6,299,645
114,100			Union Pacific Corp.		19,295,451
168,450			United Technologies Corp.		21,932,190
					177,310,890
			Information Technology—11.7%
180,850		*	Advanced Micro Devices, Inc.		5,492,414
249,013			Applied Materials, Inc.		11,183,174
30,063			ASML Holdings NV		6,251,000
622,700			Cisco Systems, Inc.		34,080,371
444,650			Corning, Inc.		14,775,719
309,450			eBay, Inc.		12,223,275
18,900		*	FleetCor Technologies, Inc.		5,308,065
301,932			HP, Inc.		6,277,166
424,875			Intel Corp.		20,338,766
203,300			Microsoft Corp.		27,234,068
154,300			Oracle Corp.		8,790,471
238,250			QUALCOMM, Inc.		18,123,678
76,500		*	Synopsys, Inc.		9,844,785
102,050			TE Connectivity, Ltd.		9,774,349
86,100			Texas Instruments, Inc.		9,880,836
					199,578,137
			Materials—2.7%
87,200			Celanese Corp.		9,400,160
98,850			Dow, Inc.		4,874,293
98,850			DuPont de Nemours, Inc.		7,420,669
89,830			FMC Corp.		7,451,398
44,800			Linde, PLC		8,995,840
98,200			LyondellBasell Industries NV - Class "A"		8,457,966
					46,600,326
			Real Estate—2.0%
27,650			American Tower Corp. (REIT)		5,653,043
74,550			Crown Castle International Corp. (REIT)		9,717,593
43,950			Federal Realty Investment Trust (REIT)		5,659,002
147,086			iShares U.S. Real Estate (ETF)		12,842,079
					33,871,717
			Utilities—5.1%
95,550			American Electric Power Co., Inc.		8,409,355
157,050			CMS Energy Corp.		9,094,765
92,150			Entergy Corp.		9,484,999
171,500			Exelon Corp.		8,221,710
218,400			FirstEnergy Corp.		9,349,704
53,150			NextEra Energy, Inc.		10,888,309
61,443			Pinnacle West Capital Corp.		5,781,172
160,450			Utilities Select Sector SPDR Fund (ETF)		9,567,634
82,350			WEC Energy Group, Inc.		6,865,520
143,750			Xcel Energy, Inc.		8,551,688
					86,214,856
Total Value of Common Stocks (cost $1,114,840,741)					1,589,686,329
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—5.9%
			U.S. Treasury Bills:
$40,000	M		2.05%, 7/2/2019		39,997,840
60,000	M		1.989%, 7/16/2019		59,948,880
Total Value of Short-Term U.S. Government Obligations (cost $99,936,802)					99,946,720
Total Value of Investments (cost $1,214,777,543)				99.5%	1,689,633,049
Other Assets, Less Liabilities				.5	7,851,148
Net Assets				100.0%	$1,697,484,197

*	Non-income producing

Summary of Abbreviations:

ADR  American Depositary Receipts

ETF  Exchange Traded Fund

REIT Real Estate Investment Trust

SPDR  Standard & Poor's Depository Receipts

At June 30, 2019, the cost of investments for federal income tax purposes was $1,218,471,986.  Accumulated net unrealized appreciation on investments was $471,161,063, consisting of $480,440,915 gross unrealized appreciation and $9,279,852 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,589,686,329	$-	$-	$1,589,686,329
Short-Term U.S Government Obligations	-	99,946,720	-	99,946,720
Total Investments in Securities*	$1,589,686,329	$99,946,720	$-	$1,689,633,049

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

HEDGED U.S. EQUITY OPPORTUNITIES FUND

June 30, 2019

Shares		Security	Value
		COMMON STOCKS—89.1%
		Communication Services—1.7%
69,585		AT&T, Inc.	$2,331,793
8,973		CBS Corp. - Class "B"	447,753
10,205		Cinemark Holdings, Inc.	368,400
31,682		Comcast Corp. - Special Shares "A"	1,339,515
3,377	*	TripAdvisor, Inc.	156,321
16,030		Verizon Communications, Inc.	915,794
			5,559,576
		Consumer Discretionary—11.2%
1,652	*	Amazon.com, Inc.	3,128,277
1,349		Autoliv, Inc.	95,118
13,313	*	CarMax, Inc.	1,155,968
8,382		Carter's, Inc.	817,580
16,065		Choice Hotels International, Inc.	1,397,816
52,692		Compass Group, PLC (United Kingdom)	1,262,713
12,327		Expedia, Inc.	1,639,861
13,136		General Motors Corp.	506,130
8,787		Genuine Parts Co.	910,157
14,088		Home Depot, Inc.	2,929,881
3,271		Marriott International, Inc. - Class "A"	458,889
8,610		Marriott Vacations Worldwide Corp.	830,004
15,532		McDonald's Corp.	3,225,375
4,619	*	Netflix, Inc.	1,696,651
30,138		Newell Brands, Inc.	464,728
33,298		NIKE, Inc. - Class "B"	2,795,367
9,265	*	Norwegian Cruise Line Holdings, Inc.	496,882
611	*	NVR, Inc.	2,059,223
5,994	*	Ocean Outdoors, Ltd. (Virgin Islands)	46,603
73,043	*	Pinterest, Inc.	1,988,230
16,292		Ross Stores, Inc.	1,614,863
7,096		Royal Caribbean Cruises, Ltd.	860,106
10,834	*	Skechers USA, Inc.	341,163
41,957		TJX Cos., Inc.	2,218,686
7,939		Tractor Supply Co.	863,763
44,546	*	Under Armour, Inc. - Class "A"	1,129,241
1,267	*	Veoneer, Inc.	21,932
878		Whirlpool Corp.	124,992
3,138		Wyndham Destinations, Inc.	137,758
3,138		Wyndham Hotels & Resorts, Inc.	174,912
			35,392,869
		Consumer Staples—6.3%
36,260		Altria Group, Inc.	1,716,911
5,978		Archer-Daniels-Midland Co.	243,902
13,408		British American Tobacco, PLC (United Kingdom)	468,087
1,366		Bunge, Ltd.	76,100
61,543		Coca-Cola Co.	3,133,770
34,791		Colgate-Palmolive Co.	2,493,471
5,364		Costco Wholesale Corp.	1,417,491
62,843		Diageo, PLC (United Kingdom)	2,700,694
5,125		Hershey Co.	686,904
1,866		J.M. Smucker Co.	214,945
4,708		Kellogg Co.	252,208
27,868		Kroger Co.	605,014
12,280		Lamb Weston Holdings, Inc.	778,061
12,558	*	Monster Beverage Corp.	801,577
20,130		PepsiCo, Inc.	2,639,647
9,839		Philip Morris International, Inc.	772,657
24,734	*	U.S. Foods Holding Corp.	884,488
			19,885,927
		Energy—1.9%
1,380	*	Apergy Corp.	46,285
27,823		Canadian Natural Resources, Ltd. (ADR) (Canada)	750,386
7,717		Chevron Corp.	960,303
6,232		Cimarex Energy Co.	369,745
7,714		Concho Resources, Inc.	795,931
12,595		Diamondback Energy, Inc.	1,372,477
8,943		Enbridge, Inc. (ADR) (Canada)	322,663
86,776		EnCana Corp.	445,161
14,063		Halliburton Co.	319,793
1,951		Marathon Petroleum Corp.	109,022
13,800		Tenaris SA (ADR) (Italy)	363,078
			5,854,844
		Financials—13.4%
35,562		Aflac, Inc.	1,949,153
811		Alleghany Corp.	552,380
6,545		Allstate Corp.	665,561
27,715		American Express Co.	3,421,140
5,646		American International Group, Inc.	300,819
7,187		Assurant, Inc.	764,553
9,909	*	Athene Holding, Ltd. - Class "A"	426,682
13,147		Bank OZK	395,593
5,881	*	Berkshire Hathaway, Inc. - Class "B"	1,253,653
19,081		Chubb, Ltd.	2,810,440
14,040		Citigroup, Inc.	983,221
61,462		CNO Financial Group, Inc.	1,025,186
9,745		Comerica, Inc.	707,877
2,859	*	Credit Acceptance Corp.	1,383,270
3,088		FactSet Research Systems, Inc.	884,897
469		Fairfax Financial Holdings, Ltd. (Canada)	230,197
18,603		Fidelity National Financial, Inc.	749,701
864		First Citizens BancShares, Inc. - Class "A"	389,033
7,635		First Republic Bank	745,558
10,263		IBERIABANK Corp.	778,449
13,200	*	J2 Acquisition, Ltd. (ADR) (Virgin Islands)	117,150
47,343		KeyCorp	840,338
33,939		Lancashire Holdings, Ltd. (United Kingdom)	296,750
19,000		Lincoln National Corp.	1,224,550
13,757		M&T Bank Corp.	2,339,653
2,161	*	Markel Corp.	2,354,626
19,620		Marsh & McLennan Cos., Inc.	1,957,095
28,960		MetLife, Inc.	1,438,443
2,482		Moody's Corp.	484,759
34,837		People's United Financial, Inc.	584,565
21,428		PNC Financial Services Group, Inc.	2,941,636
9,022		Raymond James Financial, Inc.	762,810
5,771		Reinsurance Group of America, Inc.	900,449
3,119		RenaissanceRe Holdings	555,213
47,174		SLM Corp.	458,531
7,420		Travelers Cos., Inc.	1,109,438
18,332		Unum Group	615,039
6,890		Voya Financial, Inc.	381,017
18,724		Wells Fargo & Co.	886,020
718		White Mountain Insurance Group	733,408
20,744		Zions Bancorp	953,809
			42,352,662
		Health Care—14.6%
12,031	*	Acadia Healthcare Co., Inc.	420,483
9,532		Agilent Technologies, Inc.	711,754
2,849	*	Align Technology, Inc.	779,771
2,488		Allergan, PLC	416,566
7,495	*	Alnylam Pharmaceuticals, Inc.	543,837
6,324		AstraZeneca, PLC (ADR) (United Kingdom)	261,055
31,883		Baxter International, Inc.	2,611,218
8,674		Becton, Dickinson & Co.	2,185,935
1,470	*	Biogen, Inc.	343,789
10,484		Bristol-Myers Squibb Co.	475,449
22,243		CVS Health Corp.	1,212,021
13,244		Danaher Corp.	1,892,832
4,236		Dentsply Sirona, Inc.	247,213
12,891	*	Exact Sciences Corp.	1,521,654
2,311	*	Five Prime Therapeutics, Inc.	13,935
11,910	*	Haemonetics Corp.	1,433,249
9,347		Hill-Rom Holdings, Inc.	977,883
3,299		Humana, Inc.	875,225
13,395	*	Insulet Corp.	1,599,095
1,096	*	Intuitive Surgical, Inc.	574,907
10,247	*	Ionis Pharmaceuticals, Inc.	658,575
33,425		Johnson & Johnson	4,655,434
15,484		Koninklijke Philips NV (ADR) (Netherlands)	674,793
5,084	*	Laboratory Corp. of America Holdings	879,024
4,580		McKesson Corp.	615,506
31,923		Medtronic, PLC	3,108,981
27,857		Merck & Co., Inc.	2,335,809
1,020	*	Mettler Toledo International, Inc.	856,800
8,656	*	Penumbra, Inc.	1,384,960
65,193		Pfizer, Inc.	2,824,161
9,987	*	Seattle Genetic, Inc.	691,200
11,475		Stryker Corp.	2,359,031
2,633		Teleflex, Inc.	871,918
4,103		Thermo Fisher Scientific, Inc.	1,204,969
12,778		UnitedHealth Group, Inc.	3,117,960
2,267	*	WellCare Health Plans, Inc.	646,254
			45,983,246
		Industrials—13.4%
488		A.O. Smith Corp.	23,014
3,244		AMERCO	1,228,016
31,742		Canadian National Railway Co. (Canada)	2,937,750
3,819	*	Cimpress NV	347,109
7,902		Cintas Corp.	1,875,066
10,633	*	Clean Harbors, Inc.	756,006
3,386	*	CoStar Group, Inc.	1,876,047
15,621		CSX Corp.	1,208,597
2,256		Cummins, Inc.	386,543
9,110		Delta Air Lines, Inc.	516,993
5,827		Dover Corp.	583,865
6,152		Equifax, Inc.	831,996
18,459		Expeditors International of Washington, Inc.	1,400,300
22,114		Fastenal Co.	720,695
9,843		Fortune Brands Home & Security, Inc.	562,331
11,622		General Dynamics Corp.	2,113,112
27,229	*	Genesee & Wyoming, Inc. - Class "A"	2,722,900
13,313		Herman Miller, Inc.	595,091
809		Huntington Ingalls Industries, Inc.	181,815
10,898		IDEX Corp.	1,875,982
11,788		Ingersoll-Rand, PLC	1,493,186
10,037	*	Itron, Inc.	628,015
24,337	*	JELD-WEN Holding, Inc.	516,675
4,763		L3 Technologies, Inc.	1,167,745
7,187		Lennox International, Inc.	1,976,425
3,973		Lockheed Martin Corp.	1,444,344
47,937	*	Milacron Holdings Corp.	661,531
16,762		PACCAR, Inc.	1,201,165
6,513		Pentair, PLC	242,284
21,289		Republic Services, Inc.	1,844,479
6,540		Rockwell Automation, Inc.	1,071,448
42,243		Sanwa Holdings Corp. (Japan)	453,716
13,257		Southwest Airlines Co.	673,190
36,669		Steelcase, Inc. - Class "A"	627,040
11,720		TransUnion	861,537
12,211		Union Pacific Corp.	2,065,002
13,672		Wabtec Corp.	981,103
7,611		Waste Connections, Inc.	727,459
12,609		Xylem, Inc.	1,054,617
			42,434,189
		Information Technology—14.3%
5,271	*	2U, Inc.	198,400
8,549		Accenture, PLC - Class "A"	1,579,599
51,883	*	Advanced Micro Devices, Inc.	1,575,687
3,716	*	Alibaba Group Holding, Ltd. (ADR) (China)	629,676
48,447	*	Allscripts Healthcare Solution, Inc.	563,439
15,071		Amdocs, Ltd.	935,758
17,780	*	Black Knight, Inc.	1,069,467
2,317		Broadcom, Inc.	666,972
7,417		CDW Corp.	823,287
6,679	*	Coherent, Inc.	910,815
1,618		Constellation Software, Inc. (Canada)	1,524,964
12,697	*	Delivery Hero AG (Germany)	575,922
5,629	*	Electronic Arts, Inc.	569,993
7,445	*	FleetCor Technologies, Inc.	2,090,928
42,074		Genpact, Ltd.	1,602,599
5,830		Global Payments, Inc.	933,558
25,439	*	GoDaddy, Inc. - Class "A"	1,784,546
12,163	*	Guidewire Software, Inc.	1,233,085
5,810		Harris Corp.	1,098,845
27,365	*	Ichor Holdings, Ltd.	646,909
19,163		Intel Corp.	917,333
5,574		International Business Machines Corp.	768,655
57,281	*	Just Eat, PLC (United Kingdom)	454,652
5,476		KLA-Tencor Corp.	647,263
10,497		Leidos Holdings, Inc.	838,185
54,031		Marvell Technology Group, Ltd.	1,289,720
9,800		Maxim Integrated Products, Inc.	586,236
7,939	*	Micron Technology, Inc.	306,366
18,530		Microsoft Corp.	2,482,279
4,114		Motorola Solutions, Inc.	685,927
9,049		Samsung Electronics Co., Ltd. (South Korea)	368,339
8,562		ServiceNow, Inc.	2,350,868
12,539		Silicon Motion Technology Corp. (ADR) (Taiwan)	556,481
5,843	*	Splunk, Inc.	734,757
9,796	*	Spotify Technology SA	1,432,371
30,431		SS&C Technologies Holdings, Inc.	1,753,130
21,527		TE Connectivity, Ltd.	2,061,856
4,487	*	VeriSign, Inc.	938,501
9,146		Visa, Inc. - Class "A"	1,587,288
13,820		Western Digital Corp.	657,141
2,211	*	Wex, Inc.	460,109
7,296	*	Workday, Inc. - Class "A"	1,499,912
20,143	*	Yandex NV - Class "A" (ADR) (Russia)	765,434
			45,157,252
		Materials—3.7%
9,094	*	Alcoa Corp.	212,891
15,036		Ball Corp.	1,052,370
19,843		Cabot Corp.	946,710
14,293		Celanese Corp. - Class "A"	1,540,785
12,107		CRH, PLC (Ireland)	393,916
9,286		Eastman Chemical Co.	722,729
18,875		FMC Corp.	1,565,681
11,772		Linde, PLC	2,363,818
12,694		Nucor Corp.	699,439
5,465		Nutrien, Ltd. (Canada)	292,332
8,555		Reliance Steel & Aluminum Co.	809,474
2,238		Sherwin-Williams Co.	1,025,653
			11,625,798
		Real Estate—6.4%
13,253		Acadia Realty Trust (REIT)	362,735
3,969		Alexandria Real Estate Equities, Inc. (REIT)	559,986
16,767		American Tower Corp. (REIT)	3,428,013
16,746		Americold Realty Trust (REIT)	542,905
6,468		AvalonBay Communities, Inc. (REIT)	1,314,168
3,013		Boston Properties, Inc. (REIT)	388,677
66,263		Brixmor Property Group, Inc. (REIT)	1,184,782
19,417		Columbia Property Trust, Inc. (REIT)	402,709
9,303		Crown Castle International Corp. (REIT)	1,212,646
3,236		Equinix, Inc. (REIT)	1,631,882
1,375		Federal Realty Investment Trust (REIT)	177,045
34,794		Host Hotels & Resorts, Inc. (REIT)	633,947
22,455		Kimco Realty Corp. (REIT)	414,968
12,777		Lennar Corp. (REIT)	619,173
1,757		Mid-America Apartment Communities, Inc. (REIT)	206,904
4,000		PS Business Park, Inc. (REIT)	674,120
15,097		Public Storage (REIT)	3,595,652
2,731		Simon Property Group, Inc. (REIT)	436,305
1,272		SL Green Realty Corp. (REIT)	102,231
19,474		STORE Capital Corp. (REIT)	646,342
8,630		UDR, Inc. (REIT)	387,401
14,946		Welltower, Inc. (REIT)	1,218,547
			20,141,138
		Utilities—2.2%
7,927		CMS Energy Corp.	459,053
8,046		Dominion Energy, Inc.	622,117
6,993		Eversourse Energy	529,790
12,353		Iberdrola SA (ADR) (Spain)	490,352
17,886		NRG Energy, Inc.	628,156
3,214		Pinnacle West Capital Corp.	302,405
3,165		Sempra Energy	434,998
32,156		Southern Co.	1,777,584
33,449		UGI Corp.	1,786,511
			7,030,966
Total Value of Common Stocks (cost $248,310,450)			281,418,467
		WARRANTS—-.0%
		Financials
7,200	*	J2 Acquisition, Ltd. (Virgin Islands) (Expires 9/7/2027) (Cost $72)	1,512

PUT OPTIONS PURCHASED—.3%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
43	Expiration 9/20/2019	2,650.00	12,649,568	$72,885
60	Expiration 12/20/2019	2,525.00	17,650,560	165,900
63	Expiration 3/20/2020	2,625.00	18,533,088	377,055
43	Expiration 6/19/2020	2,700.00	12,649,568	413,445
Total Value of Put Options Purchased (premium paid $1,848,477)				$1,029,285

Total Value of Investments (cost $250,158,999)	89.4%	282,449,264
Other Assets, Less Liabilities	10.6	33,353,626
Net Assets	100.0%	$315,802,890

*	Non-income producing

At June 30, 2019, the cost of investments for federal income tax purposes was $248,679,547. Accumulated net unrealized appreciation on investments was $32,740,432, consisting of $35,724,017 gross unrealized appreciation and $2,983,585 gross unrealized depreciation.

PUT OPTIONS WRITTEN—(.2)%
Contracts	S&P 500 Index	Exercise Price	Notional Amount	Value
(60)	Expiration 12/20/2019	2,325.00	(17,650,560)	$(82,500)
(63)	Expiration 3/20/2020	2,350.00	(18,533,088)	(173,880)
(43)	Expiration 6/19/2020	2,475.00	(12,649,568)	(242,735)
Total Value of Put Options Written (premium received $786,652)				$(499,115)

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration	Notional Amounts	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
(16)	E-mini Russell 2000 Index	Sep. 2019	$(1,206,423)	$(1,240,009)	$(33,586)
(121)	E-mini S&P 500	Sep. 2019	(29,146,278)	(29,422,702)	(276,424)
(92)	E-mini S&P MidCap 400	Sep. 2019	(17,374,940)	(17,798,332)	(423,392)
(40)	FTSE 100 Index	Sep. 2019	(2,926,620)	(2,948,527)	(21,907)
(30)	MSCI EAFE Index	Sep. 2019	(2,777,755)	(2,856,713)	(78,958)
(21)	MSCI EM Index	Sep. 2019	(1,065,475)	(1,104,225)	(38,750)
(36)	S&P/TSE 60 Index	Sep. 2019	(5,616,592)	(5,639,823)	(23,231)
(Premium received $713)					$(896,248)

At June 30, 2019, Hedged U.S. Equity Opportunities Fund has open foreign exchange contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation (Depreciation)
BNP	9/18/19	EUR	(89,000)	$101,202	$101,527	$325
MS	9/19/19	JPY	(16,318,000)	151,351	151,476	125
BNP	9/18/19	GBP	(4,452,000)	5,653,836	5,642,628	(11,208)
BAM	9/19/19	CAD	(7,610,000)	5,811,157	5,707,848	(103,309)

Net unrealized appreciation (depreciation) on open foreign exchange contracts						$(114,067)

A summary of abbreviations for counterparties to foeign exchange contracts are as follows:

BAM	Bank of America/Merrill Lynch
BNP	BNP Paribas
MS	Morgan Stanley

Summary of Abbreviations:

ADR	American Depositary Receipts
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
REIT	Real Estate Investment Trust

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$281,418,467	$-	$-	$281,418,467
Put Options Purchased	-	1,029,285	-	1,029,285
Warrants	1,512	-	-	1,512
Total Investments in Securities*	$281,419,979	$1,029,285	$-	$282,449,264

Liabilities
Put Options Written	$-	$(499,115)	$-	$(499,115)
Futures Contracts	(896,248)	-	-	(896,248)
	$(896,248)	$(499,115)	$-	$(1,395,363)

Other Financial Instruments**	$-	$(114,067)	$-	$(114,067)

*	The Portfolio of Investments provides information on the industry categorization for common stocks and warrants.

**	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

INTERNATIONAL FUND

June 30, 2019

Shares or Principal Amount			Security	Value
			COMMON STOCKS—98.1%
			France—12.9%
80,533			Air Liquide SA	$11,268,191
15,495			L'Oreal SA	4,413,651
16,080			LVMH Moet Hennessy Louis Vuitton SE	6,843,915
91,802			Safran SA	13,450,403
51,857			Teleperformance	10,389,915
91,018			VINCI SA	9,320,902
				55,686,977
			United Kingdom—12.6%
228,109			Ashtead Group, PLC	6,529,567
216,210			Bunzl, PLC	5,702,960
91,928			DCC, PLC	8,195,453
159,001			Diageo, PLC	6,833,107
100,347			London Stock Exchange	6,991,144
455,248			RELX NV	11,015,860
1,812,739			Rentokil Initial, PLC	9,150,829
				54,418,920
			India—11.3%
606,385			HDFC Bank, Ltd.	21,467,579
300,489			Housing Development Finance Corp., Ltd.	9,542,602
2,998,151			Power Grid Corp. of India, Ltd.	8,986,526
268,209			Tata Consultancy Services, Ltd.	8,653,871
				48,650,578
			Canada—10.2%
266,295			Alimentation Couche-Tard, Inc. - Class "B"	16,757,948
242,428			CAE, Inc.	6,518,186
103,748			Canadian National Railway Co.	9,601,968
11,978			Constellation Software, Inc.	11,289,257
				44,167,359
			United States—9.9%
8,468		*	Alphabet, Inc. - Class "C"	9,153,146
7,454		*	Booking Holdings, Inc.	13,974,088
49,562			Mastercard, Inc. - Class "A"	13,110,636
67,394			Medtronic, PLC	6,563,502
				42,801,372
			Netherlands—6.6%
39,933			Heineken NV	4,456,324
248,157			Unilever NV - CVA	15,113,527
121,800			Wolters Kluwer NV	8,866,693
				28,436,544
			Switzerland—5.3%
109,257		*	Alcon, Inc.	6,746,581
155,501			Nestle SA	16,098,065
				22,844,646
			Germany—5.1%
30,486			Adidas AG	9,411,720
90,068			SAP SE	12,367,797
				21,779,517
			Belgium—3.5%
170,010			Anheuser-Busch InBev SA	15,047,904
			Spain—3.4%
117,725		*	Cellnex Telecom SA	4,355,971
352,733			Grifols SA - Class "A"	10,428,412
				14,784,383
			China—3.2%
50,805		*	Alibaba Group Holding, Ltd. (ADR)	8,608,907
116,510			Tencent Holdings, Ltd.	5,258,961
				13,867,868
			Ireland—2.6%
48,165			Flutter Entertainment, PLC	3,622,384
136,082			Kingspan Group, PLC	7,390,328
				11,012,712
			Brazil—2.5%
210,127			Equatorial Energia SA	5,054,605
611,071			Itau Unibanco Holding SA (ADR)	5,756,289
				10,810,894
			Japan—2.4%
16,782			Keyence Corp.	10,293,500
			Hong Kong—2.2%
1,229,821			Techtronic Industries Co., Ltd.	9,414,506
			Mexico—1.9%
3,010,132			Walmart de Mexico SAB de CV	8,216,259
			Taiwan—1.3%
139,936			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,481,293
			Australia—1.2%
35,010			CSL, Ltd.	5,284,436
Total Value of Common Stocks (cost $314,667,150)				422,999,668
			SHORT-TERM U.S.GOVERNMENT OBLIGATIONS—1.2%
			United States
$5,000	M		U.S. Treasury Bills, 2.05%, 7/2/2019 (cost $4,999,145)	4,999,730
Total Value of Investments (cost $319,666,295)			99.3%	427,999,398
Other Assets, Less Liabilities			.7	3,012,666
Net Assets			100.0%	$431,012,064

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

At June 30, 2019, the cost of investments for federal income tax purposes was $319,971,854. Accumulated net unrealized appreciation on investments was $108,027,544, consisting of $109,623,985 gross unrealized appreciation and $1,596,441 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
France	$55,686,977	$-	$-	$55,686,977
United Kingdom	54,418,920	-	-	54,418,920
India	48,650,578	-	-	48,650,578
Canada	44,167,359	-	-	44,167,359
United States	42,801,372	-	-	42,801,372
Netherlands	28,436,544	-	-	28,436,544
Switzerland	22,844,646	-	-	22,844,646
Germany	21,779,517	-	-	21,779,517
Belgium	15,047,904	-	-	15,047,904
Spain	14,784,383	-	-	14,784,383
China	13,867,868	-	-	13,867,868
Ireland	11,012,712	-	-	11,012,712
Brazil	10,810,894	-	-	10,810,894
Japan	10,293,500	-	-	10,293,500
Hong Kong	9,414,506	-	-	9,414,506
Mexico	8,216,259	-	-	8,216,259
Taiwan	5,481,293	-	-	5,481,293
Australia	5,284,436	-	-	5,284,436
Short-Term U.S. Government Obligations	-	4,999,730	-	4,999,730
Total Investments in Securities	$422,999,668	$4,999,730	$-	$427,999,398

Transfers between Level 1 and Level 2 securities as of June 30, 2019 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 1 to Level 2 for the period ended June 30, 2019 were $84,971,220. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

OPPORTUNITY FUND

June 30, 2019

Shares or Principal Amount			Security		Value
			COMMON STOCKS—96.3%
			Communication Services—3.2%
68,000		*	IAC/InterActive Corp.		$14,792,040
100,700			Meredith Corp.		5,544,542
107,200		*	Take-Two Interactive Software, Inc.		12,170,416
					32,506,998
			Consumer Discretionary—10.4%
316,400			Acushnet Holdings Corp.		8,308,664
247,100			Aramark Holdings Corp.		8,910,426
43,100		*	Burlington Stores, Inc.		7,333,465
236,000			Designer Brands, Inc. - Class "A"		4,524,120
34,600			Lear Corp.		4,818,742
301,400		*	LKQ Corp.		8,020,254
71,900			Oxford Industries, Inc.		5,450,020
145,800			Penske Automotive Group, Inc.		6,896,340
88,300			Ross Stores, Inc.		8,752,296
319,000		*	ServiceMaster Global Holdings, Inc.		16,616,710
272,600			Tapestry, Inc.		8,649,598
394,200		*	Taylor Morrison Home Corp. - Class "A"		8,262,432
168,700			Wyndham Hotels & Resorts, Inc.		9,403,338
					105,946,405
			Consumer Staples—5.5%
240,600			Conagra Brands, Inc.		6,380,712
510,600			Koninklijke Ahold Delhaize NV (ADR)		11,468,076
34,000			Lancaster Colony Corp.		5,052,400
62,800			McCormick & Co., Inc.		9,734,628
248,400		*	Performance Food Group Co.		9,943,452
370,000		*	U.S. Foods Holding Corp.		13,231,200
					55,810,468
			Energy—4.0%
275,200			Cabot Oil & Gas Corp.		6,318,592
984,500			EnCana Corp.		5,050,485
399,400			Noble Energy, Inc.		8,946,560
190,900			PBF Energy, Inc. - Class "A"		5,975,170
390,300		*	ProPetro Holding Corp.		8,079,210
74,500			Valero Energy Corp.		6,377,945
					40,747,962
			Financials—15.8%
75,800			American Financial Group, Inc.		7,767,226
80,400			Ameriprise Financial, Inc.		11,670,864
364,800			Brown & Brown, Inc.		12,220,800
541,300			Citizens Financial Group, Inc.		19,140,368
368,700			Fidelity National Financial, Inc.		14,858,610
104,061			First Republic Bank		10,161,557
113,100			IBERIABANK Corp.		8,578,635
181,700			Nasdaq, Inc.		17,474,089
221,600			Popular, Inc.		12,019,584
163,300			Selective Insurance Group, Inc.		12,229,537
549,800			Sterling Bancorp		11,699,744
356,900			Synchrony Financial		12,373,723
130,700			Torchmark Corp.		11,692,422
					161,887,159
			Health Care—12.9%
254,300		*	Centene Corp.		13,335,492
115,100		*	Charles River Laboratories International, Inc.		16,332,690
111,100			Gilead Sciences, Inc.		7,505,916
108,500			Hill-Rom Holdings, Inc.		11,351,270
53,600			iShares Nasdaq Biotechnology (ETF)		5,847,760
82,400		*	Jazz Pharmaceuticals, PLC		11,746,944
122,900			PerkinElmer, Inc.		11,840,186
279,772			Phibro Animal Health Corp. - Class "A"		8,888,356
88,900			Quest Diagnostics, Inc.		9,050,909
264,100			Smith & Nephew, PLC (ADR)		11,498,914
47,100			Thermo Fisher Scientific, Inc.		13,832,328
51,000		*	Waters Corp.		10,977,240
					132,208,005
			Industrials—14.3%
147,700			ESCO Technologies, Inc.		12,202,974
411,200		*	Gardner Denver Holdings, Inc.		14,227,520
124,900			Ingersoll-Rand, PLC		15,821,083
181,700			ITT, Inc.		11,897,716
52,300			J. B. Hunt Transport Services, Inc.		4,780,743
175,200			Jacobs Engineering Group		14,785,128
94,100			Kansas City Southern, Inc.		11,463,262
284,400			Korn/Ferry International		11,395,908
334,700			Masco Corp.		13,133,628
171,300		*	MasTec, Inc.		8,827,089
153,600			Owens Corning		8,939,520
30,050			Roper Technologies, Inc.		11,006,113
35,300			Snap-On, Inc.		5,847,092
56,200			Triton International, Ltd.		1,841,112
					146,168,888
			Information Technology—17.0%
95,400		*	Aspen Technology, Inc.		11,856,312
62,800		*	Autodesk, Inc.		10,230,120
130,700		*	Cadence Design Systems, Inc.		9,254,867
91,500		*	Cree, Inc.		5,140,470
125,500		*	Fiserv, Inc.		11,440,580
39,200		*	FleetCor Technologies, Inc.		11,009,320
69,300			KLA-Tencor Corp.		8,191,260
87,600			Leidos Holdings, Inc.		6,994,860
103,300			LogMeIn, Inc.		7,611,144
185,700			Maxim Integrated Products, Inc.		11,108,574
119,600			NetApp, Inc.		7,379,320
74,500		*	Proofpoint, Inc.		8,958,625
145,100		*	Qorvo, Inc.		9,665,111
24,800		*	ServiceNow, Inc.		6,809,336
245,800			SS&C Technologies Holdings, Inc.		14,160,538
151,700		*	Synopsys, Inc.		19,522,273
69,300		*	Zebra Technologies Corp. - Class "A"		14,517,657
					173,850,367
			Materials—2.1%
126,800			FMC Corp.		10,518,060
54,200			Linde, PLC		10,883,360
					21,401,420
			Real Estate—5.9%
224,900			Alexander & Baldwin, Inc. (REIT)		5,195,190
200,700			American Campus Communities, Inc. (REIT)		9,264,312
529,500			Brixmor Property Group, Inc. (REIT)		9,467,460
268,000			Douglas Emmett, Inc. (REIT)		10,677,120
87,650			Federal Realty Investment Trust (REIT)		11,285,814
101,300			iShares U.S. Real Estate (ETF)		8,844,503
113,800			Liberty Property Trust (REIT)		5,694,552
					60,428,951
			Utilities—5.2%
434,700			CenterPoint Energy, Inc.		12,445,461
230,800			CMS Energy Corp.		13,365,628
166,000			Portland General Electric Co.		8,992,220
214,400			WEC Energy Group, Inc.		17,874,528
					52,677,837
Total Value of Common Stocks (cost $746,402,848)					983,634,460
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—3.4%
			U.S. Treasury Bills:
$6,000	M		2.05%, 7/2/2019		5,999,676
29,000	M		1.989%, 7/16/2019		28,975,292
Total Value of Short-Term U.S. Government Obligations (cost $34,971,733)					34,974,968
Total Value of Investments (cost $781,374,581)				99.7%	1,018,609,428
Other Assets, Less Liabilities				.3	2,545,636
Net Assets				100.0%	$1,021,155,064

*	Non-income producing

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

At June 30, 2019, the cost of investments for federal income tax purposes was $781,409,897. Accumulated net unrealized appreciation on investments was $237,199,531, consisting of $265,912,769 gross unrealized appreciation and $28,713,238 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$983,634,460	$-	$-	$983,634,460
Short-Term U.S Government Obligations	-	34,974,968	-	34,974,968
Total Investments in Securities*	$983,634,460	$34,974,968	$-	$1,018,609,428

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

PREMIUM INCOME FUND

June 30, 2019

Shares		Security		Value
		COMMON STOCKS—121.3%
		Communication Services—2.7%
63,700		CBS Corp. - Class "B"		$3,178,630
		Consumer Discretionary—14.0%
24,700		Best Buy Co., Inc.		1,722,331
46,200		Carnival Corp.		2,150,610
18,900		Home Depot, Inc.		3,930,633
37,400		Ross Stores, Inc.		3,707,088
22,300		TJX Cos., Inc.		1,179,224
24,600		Whirlpool Corp.		3,502,056
				16,191,942
		Consumer Staples—10.1%
24,000		Coca-Cola Co.		1,222,080
22,400		Colgate-Palmolive Co.		1,605,408
14,700		Constellation Brands, Inc.		2,895,018
23,600		General Mills, Inc.		1,239,472
21,800		Mondelez International, Inc. - Class "A"		1,175,020
45,700		Philip Morris International, Inc.		3,588,821
				11,725,819
		Energy—12.4%
33,100		Chevron Corp.		4,118,964
28,100		ConocoPhillips		1,714,100
16,200		ExxonMobil Corp.		1,241,406
88,800		Halliburton Co.		2,019,312
147,800		Kinder Morgan, Inc.		3,086,064
45,000		Occidental Petroleum Corp.		2,262,600
				14,442,446
		Exchange Traded Funds—1.1%
4,700		SPDR DJIA ETF Trust (ETF)		1,249,495
		Financials—22.4%
27,500		Allstate Corp.		2,796,475
39,200		American Express Co.		4,838,848
72,600		Bank of America Corp.		2,105,400
18,400		BB&T Corp.		903,992
8,200		BlackRock, Inc.		3,848,260
34,500		Discover Financial Services		2,676,855
37,500		JPMorgan Chase & Co.		4,192,500
70,300		Morgan Stanley		3,079,843
30,600		U.S. Bancorp		1,603,440
				26,045,613
		Health Care—12.7%
19,100		Amgen, Inc.		3,519,748
68,100		Bristol-Myers Squibb Co.		3,088,335
33,900	*	Celgene Corp.		3,133,716
44,100		Medtronic, PLC		4,294,899
3,400		Stryker Corp.		698,972
				14,735,670
		Industrials—19.8%
58,400		Delta Air Lines, Inc.		3,314,200
14,500		Eaton Corp., PLC		1,207,560
9,700		General Dynamics Corp.		1,763,654
24,600		Honeywell International, Inc.		4,294,914
8,700		Lockheed Martin Corp.		3,162,798
20,800		Raytheon Co.		3,616,704
31,300		United Parcel Service, Inc. - Class "B"		3,232,351
18,600		United Technologies Corp.		2,421,720
				23,013,901
		Information Technology—18.3%
19,900		Apple, Inc.		3,938,608
13,900		Broadcom, Inc.		4,001,254
31,600		Cisco Systems, Inc.		1,729,468
18,800		Citrix Systems, Inc.		1,845,032
77,700		Intel Corp.		3,719,499
16,700		International Business Machines Corp.		2,302,930
12,700		Microsoft Corp.		1,701,292
17,600		Texas Instruments, Inc.		2,019,776
				21,257,859
		Materials—5.7%
20,500		Dow, Inc.		1,010,855
36,400		DuPont de Nemours, Inc.		2,732,548
51,800		Nucor Corp.		2,854,180
				6,597,583
		Utilities—2.1%
50,300		Exelon Corp.		2,411,382
Total Value of Common Stocks (cost $138,380,670)			121.3%	140,850,340
Excess of Liabilities Over Other Assets			(21.3)	(24,736,875)
Net Assets			100.0%	$116,113,465

*	Non-income producing

Summary of Abbreviations:

ETF  Exchange Traded Fund

SPDR Standard & Poor’s Depository Receipts

At June 30, 2019, the cost of investments for federal income tax purposes was $138,464,110.  Accumulated net unrealized appreciation on investments was $2,386,230, consisting of $9,238,015 gross unrealized appreciation and $6,851,785 gross unrealized depreciation.

Portfolio of Investments (unaudited)

PREMIUM INCOME FUND

June 30, 2019

CALL OPTIONS WRITTEN—(23.2)%	Expiration Date	Exercise Price	Contracts	Value
Allstate Corp.	1/17/20	82.50	(275)	$(556,875)
American Express Co.	1/17/20	95.00	(354)	(1,054,920)
American Express Co.	1/17/20	85.00	(22)	(86,625)
American Express Co.	1/17/20	82.50	(16)	(67,000)
Amgen, Inc.	1/17/20	160.00	(82)	(232,265)
Amgen, Inc.	1/17/20	155.00	(109)	(354,522)
Apple, Inc.	1/17/20	185.00	(59)	(135,405)
Apple, Inc.	1/17/20	165.00	(28)	(104,370)
Apple, Inc.	1/17/20	160.00	(51)	(214,327)
Apple, Inc.	1/17/20	150.00	(61)	(303,780)
Bank of America Corp.	1/17/20	23.00	(726)	(470,085)
BB&T, Inc.	9/20/19	43.00	(184)	(117,300)
Best Buy Co., Inc.	9/20/19	57.50	(247)	(324,187)
BlackRock, Inc.	10/18/19	370.00	(14)	(142,100)
BlackRock, Inc.	1/17/20	410.00	(26)	(178,100)
BlackRock, Inc.	1/17/20	380.00	(36)	(340,380)
BlackRock, Inc.	1/17/20	350.00	(6)	(73,050)
Bristol-Myers Squibb Co.	1/17/20	43.00	(276)	(117,990)
Bristol-Myers Squibb Co.	1/17/20	42.00	(120)	(58,800)
Bristol-Myers Squibb Co.	1/17/20	40.00	(105)	(66,150)
Bristol-Myers Squibb Co.	6/19/20	40.00	(180)	(127,350)
Broadcom, Inc.	1/17/20	250.00	(53)	(262,880)
Broadcom, Inc.	1/17/20	230.00	(45)	(292,500)
Broadcom, Inc.	1/17/20	220.00	(41)	(301,555)
Carnival Corp.	10/18/19	50.00	(405)	(46,575)
Carnival Corp.	1/17/20	47.50	(57)	(16,387)
CBS Corp. - Class "B"	9/20/19	45.00	(304)	(173,280)
CBS Corp. - Class "B"	9/20/19	40.00	(39)	(41,047)
CBS Corp. - Class "B"	1/17/20	47.50	(269)	(137,862)
CBS Corp. - Class "B"	1/17/20	42.50	(25)	(21,562)
Celgene Corp.	10/18/19	70.00	(102)	(234,345)
Celgene Corp.	1/17/20	75.00	(14)	(26,320)
Celgene Corp.	1/17/20	50.00	(223)	(952,210)
Chevron Corp.	1/17/20	105.00	(255)	(508,725)
Chevron Corp.	6/19/20	100.00	(76)	(196,270)
Cisco Systems, Inc.	1/17/20	37.00	(316)	(558,530)
Citrix Systems, Inc.	9/20/19	85.00	(129)	(182,535)
Citrix Systems, Inc.	12/20/19	85.00	(59)	(87,320)
Coca-Cola Co.	1/17/20	40.00	(240)	(279,600)
Colgate-Palmolive Co.	8/16/19	52.50	(68)	(130,900)
Colgate-Palmolive Co.	1/17/20	55.00	(156)	(264,810)
ConocoPhillips	1/17/20	55.00	(281)	(236,040)
Constellation Brands, Inc.	10/18/19	145.00	(147)	(788,655)
Delta Air Lines, Inc.	1/17/20	47.00	(77)	(85,085)
Delta Air Lines, Inc.	1/17/20	45.00	(116)	(145,870)
Delta Air Lines, Inc.	1/17/20	43.00	(180)	(261,900)
Delta Air Lines, Inc.	1/17/20	40.00	(211)	(361,865)
Discover Financial Services	1/17/20	65.00	(238)	(334,390)
Discover Financial Services	1/17/20	62.50	(86)	(139,750)
Discover Financial Services	1/17/20	60.00	(21)	(39,270)
Dow, Inc.	1/17/20	50.00	(98)	(30,135)
Dow, Inc.	1/17/20	45.00	(107)	(63,665)
DuPont de Nemours, Inc.	1/17/20	60.00	(364)	(605,150)
Eaton Corp., PLC	1/17/20	72.50	(145)	(178,350)
Exelon Corp.	1/17/20	42.00	(503)	(334,495)
ExxonMobil Corp.	11/15/19	72.50	(129)	(75,465)
ExxonMobil Corp.	1/17/20	70.00	(33)	(26,977)
General Dynamics Corp.	1/17/20	150.00	(78)	(267,150)
General Dynamics Corp.	1/17/20	130.00	(19)	(99,085)
General Mills, Inc.	1/17/20	42.50	(236)	(246,620)
Halliburton Co.	1/17/20	17.50	(133)	(79,135)
Halliburton Co.	1/17/20	25.00	(755)	(121,177)
Home Depot, Inc.	11/15/19	160.00	(33)	(164,092)
Home Depot, Inc.	1/17/20	175.00	(33)	(121,852)
Home Depot, Inc.	1/17/20	170.00	(48)	(198,120)
Home Depot, Inc.	1/17/20	160.00	(75)	(375,187)
Honeywell International, Inc.	1/17/20	140.00	(209)	(773,300)
Honeywell International, Inc.	1/17/20	120.00	(37)	(206,183)
Intel Corp.	1/17/20	42.00	(777)	(578,865)
International Business Machines Corp.	10/18/19	120.00	(83)	(163,510)
International Business Machines Corp.	1/17/20	120.00	(84)	(178,080)
JPMorgan Chase & Co.	1/17/20	100.00	(287)	(382,428)
JPMorgan Chase & Co.	1/17/20	95.00	(37)	(65,213)
JPMorgan Chase & Co.	1/17/20	90.00	(51)	(109,650)
Kinder Morgan, Inc.	1/17/20	15.00	(1,478)	(853,545)
Lockheed Martin Corp.	1/17/20	290.00	(35)	(270,550)
Lockheed Martin Corp.	1/17/20	260.00	(52)	(547,560)
Medtronic, PLC	1/17/20	80.00	(269)	(496,978)
Medtronic, PLC	1/17/20	80.00	(105)	(193,988)
Medtronic, PLC	1/17/20	77.50	(67)	(138,690)
Microsoft Corp.	1/17/20	92.50	(127)	(537,845)
Mondelez International, Inc. - Class "A"	1/17/20	40.00	(218)	(313,375)
Morgan Stanley	1/17/20	41.00	(348)	(165,300)
Morgan Stanley	1/17/20	35.00	(355)	(336,363)
Nucor Corp.	10/18/19	42.50	(223)	(292,688)
Nucor Corp.	1/17/20	50.00	(37)	(27,380)
Nucor Corp.	1/17/20	47.50	(258)	(239,940)
Occidental Petroleum Corp.	1/17/20	57.50	(342)	(55,404)
Occidental Petroleum Corp.	1/17/20	55.00	(80)	(17,880)
Occidental Petroleum Corp.	1/17/20	45.00	(28)	(19,880)
Philip Morris International, Inc.	1/17/20	80.00	(350)	(144,375)
Philip Morris International, Inc.	1/17/20	72.50	(107)	(89,345)
Raytheon Co.	1/17/20	160.00	(56)	(107,800)
Raytheon Co.	1/17/20	155.00	(116)	(266,800)
Raytheon Co.	1/17/20	150.00	(36)	(97,920)
Ross Stores, Inc.	8/16/19	77.50	(64)	(142,400)
Ross Stores, Inc.	1/17/20	77.50	(53)	(126,405)
Ross Stores, Inc.	1/17/20	67.50	(257)	(842,960)
SPDR DJIA ETF Trust (ETF)	9/20/19	235.00	(47)	(155,335)
Stryker Corp.	1/17/20	130.00	(34)	(260,610)
Texas Instruments, Inc.	1/17/20	92.50	(79)	(192,958)
Texas Instruments, Inc.	1/17/20	90.00	(57)	(151,050)
Texas Instruments, Inc.	1/17/20	85.00	(40)	(123,600)
TJX Companies, Inc.	1/17/20	46.25	(109)	(87,745)
TJX Companies, Inc.	1/17/20	42.50	(114)	(125,970)
U.S. Bancorp	12/20/19	45.00	(195)	(157,463)
U.S. Bancorp	1/17/20	45.00	(111)	(90,743)
United Parcel Service, Inc. - Class "B"	1/17/20	100.00	(90)	(78,750)
United Parcel Service, Inc. - Class "B"	1/17/20	95.00	(35)	(42,263)
United Parcel Service, Inc. - Class "B"	1/17/20	92.50	(48)	(65,520)
United Parcel Service, Inc. - Class "B"	1/17/20	90.00	(140)	(218,750)
United Technologies Corp.	8/16/19	110.00	(47)	(97,878)
United Technologies Corp.	1/17/20	105.00	(139)	(371,130)
Whirlpool Corp.	9/20/19	115.00	(246)	(710,325)
Total Value of Call Options Written (premium received $24,004,594)				$(26,932,964)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$140,850,340	$-	$-	$140,850,340

Liabilities
Call Options Written	$-	$(26,932,964)	$-	$(26,932,964)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

SELECT GROWTH FUND

June 30, 2019

Shares or Principal Amount			Security		Value
			COMMON STOCKS—99.5%
			Communication Services—12.1%
20,180		*	Alphabet, Inc. - Class "A"		$21,850,904
299,033			Cinemark Holdings, Inc.		10,795,091
362,700			Comcast Corp. - Special Shares "A"		15,334,956
115,000		*	Facebook, Inc.		22,195,000
275,700		*	TripAdvisor, Inc.		12,762,153
					82,938,104
			Consumer Discretionary—10.2%
22,300		*	AutoZone, Inc.		24,518,181
117,100		*	Deckers Outdoor Corp.		20,606,087
110,960			PVH Corp.		10,501,254
159,891			Target Corp.		13,848,160
					69,473,682
			Consumer Staples—4.3%
131,412			Procter & Gamble Co.		14,409,326
136,212			Walmart, Inc.		15,050,064
					29,459,390
			Energy—.9%
47,300			Chevron Corp.		5,886,012
			Financials—7.9%
471,500			Bank of America Corp.		13,673,500
131,190			Discover Financial Services		10,179,032
232,500			Progressive Corp.		18,583,725
220,930			U.S. Bancorp		11,576,732
					54,012,989
			Health Care—18.6%
94,800			Allergan, PLC		15,872,364
243,610			Baxter International, Inc.		19,951,659
44,310		*	Biogen, Inc.		10,362,780
280,300			Bristol-Myers Squibb Co.		12,711,605
397,540		*	Centene Corp.		20,846,998
163,572			Eli Lilly & Co.		18,122,142
153,000			Merck & Co., Inc.		12,829,050
121,180		*	Varian Medical Systems, Inc.		16,496,233
					127,192,831
			Industrials—10.1%
182,100			Dover Corp.		18,246,420
154,190			Eaton Corp., PLC		12,840,943
80,392			Huntington Ingalls Industries, Inc.		18,067,298
100,500			Norfolk Southern Corp.		20,032,665
					69,187,326
			Information Technology—35.4%
99,800		*	Adobe Systems, Inc.		29,406,070
144,364			Automatic Data Processing, Inc.		23,867,700
438,550		*	Cadence Design Systems, Inc.		31,053,726
91,200		*	EPAM Systems, Inc.		15,786,720
281,280		*	Fortinet, Inc.		21,610,742
198,850			Microsoft Corp.		26,637,946
306,520			NetApp, Inc.		18,912,284
230,000			Oracle Corp.		13,103,100
85,100		*	Palo Alto Networks, Inc.		17,339,976
207,540		*	PayPal Holdings, Inc.		23,755,028
97,000		*	Zebra Technologies Corp. - Class "A"		20,320,530
					241,793,822
Total Value of Common Stocks (cost $560,827,150)					679,944,156
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—.4%
			U.S. Treasury Bills:
$2,000	M		2.05%, 7/2/2019		1,999,892
1,000	M		1.989%, 7/16/2019		999,148
Total Value of Short-Term U.S. Government Obligations (cost $2,998,719)					2,999,040
Total Value of Investments (cost $563,825,869)				99.9%	682,943,196
Other Assets, Less Liabilities				.1	887,433
Net Assets				100.0%	$683,830,629

*	Non-income producing

At June 30, 2019, the cost of investments for federal income tax purposes was $563,825,869. Accumulated net unrealized appreciation on investments was $119,117,327, consisting of $138,351,259 gross unrealized appreciation and $19,233,922 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$679,944,156	$-	$-	$679,944,156
Short-Term U.S Government Obligations	-	2,999,040	-	2,999,040
Total Investments in Securities*	$679,944,156	$2,999,040	$-	$682,943,196

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments

SPECIAL SITUATIONS FUND

June 30, 2019

Shares or Principal Amount			Security		Value
			COMMON STOCKS—95.0%
			Consumer Discretionary—10.6%
241,600			American Eagle Outfitters, Inc.		$4,083,040
82,400			Cheesecake Factory, Inc.		3,602,528
40,900			Children's Place, Inc.		3,901,042
312,600			Dana, Inc.		6,233,244
205,500			Designer Brands, Inc. - Class "A"		3,939,435
171,200			Haverty Furniture Cos., Inc.		2,915,536
51,100		*	Helen of Troy, Ltd.		6,673,149
185,100		*	MasterCraft Boat Holdings, Inc.		3,626,109
52,700			Oxford Industries, Inc.		3,994,660
113,300			Penske Automotive Group, Inc.		5,359,090
145,000			Ruth's Hospitality Group, Inc.		3,292,950
394,000		*	TRI Pointe Group, Inc.		4,716,180
47,400		*	Visteon Corp.		2,776,692
204,500			Wolverine World Wide, Inc.		5,631,930
					60,745,585
			Consumer Staples—3.9%
164,700			Energizer Holdings, Inc.		6,364,008
116,000		*	Performance Food Group Co.		4,643,480
187,271			Tootsie Roll Industries, Inc.		6,915,918
128,500		*	U.S. Foods Holding Corp.		4,595,160
					22,518,566
			Energy—5.5%
264,700		*	Carrizo Oil & Gas, Inc.		2,652,294
184,100			Delek U.S. Holdings, Inc.		7,459,732
320,000		*	Jagged Peak Energy, Inc.		2,646,400
451,500		*	Keane Group, Inc.		3,034,080
330,200			Liberty Oilfield Services, Inc. - Class "A"		5,342,636
464,400		*	Oasis Petroleum, Inc.		2,637,792
153,000			PBF Energy, Inc. - Class "A"		4,788,900
254,900		*	WPX Energy, Inc.		2,933,899
					31,495,733
			Financials—25.5%
318,300		*	AllianceBernstein Holding, LP (MLP)		9,459,876
229,629			Amalgamated Bank - Class "A"		4,007,026
80,100			American Financial Group, Inc.		8,207,847
236,900			Berkshire Hills Bancorp, Inc.		7,436,291
167,100			Brown & Brown, Inc.		5,597,850
184,100			Capstar Financial Holdings, Inc.		2,789,115
561,000			CNO Financial Group, Inc.		9,357,480
257,200			Great Western Bancorp, Inc.		9,187,184
49,000			IBERIABANK Corp.		3,716,650
107,100			Independent Bank Group, Inc.		5,886,216
82,400			James River Group Holdings, Ltd.		3,864,560
56,350			Kemper Corp.		4,862,441
278,700			OceanFirst Financial Corp.		6,925,695
524,300			Old National Bancorp of Indiana		8,698,137
93,900			Prosperity Bancshares, Inc.		6,202,095
100,400			QCR Holdings, Inc.		3,500,948
103,100		*	Seacoast Banking Corp.		2,622,864
306,700			Simmons First National Corp. - Class "A"		7,133,842
508,800			Sterling Bancorp		10,827,264
175,000			Synovus Financial Corp.		6,125,000
326,000			TCF Financial Corp.		6,777,540
241,000			Veritex Holdings, Inc.		6,253,950
407,000			Waddell & Reed Financial, Inc. - Class "A"		6,784,690
					146,224,561
			Health Care—5.4%
34,700		*	Charles River Laboratories International, Inc.		4,923,930
33,000			Hill-Rom Holdings, Inc.		3,452,460
23,600		*	ICON, PLC		3,633,692
194,300			Phibro Animal Health Corp. - Class "A"		6,172,911
293,500		*	Prestige Brands, Inc.		9,298,080
39,600			SPDR S&P Biotech ETF (ETF)		3,473,316
					30,954,389
			Industrials—14.7%
169,400			AAR Corp.		6,232,226
276,800		*	Atkore International Group Co.		7,160,816
187,800			Columbus McKinnon Corp.		7,881,966
90,000			Comfort Systems USA, Inc.		4,589,100
56,200			ESCO Technologies, Inc.		4,643,244
223,700		*	Gardner Denver Holdings, Inc.		7,740,020
47,700			ICF International, Inc.		3,472,560
111,000			Kennametal, Inc.		4,105,890
124,900			Korn/Ferry International		5,004,743
76,700			Park-Ohio Holdings Corp.		2,499,653
73,200			Regal Beloit Corp.		5,981,172
64,800			SPDR S&P Transportation (ETF)		3,967,056
252,600		*	SPX Corp.		8,340,852
173,700			Timken Co.		8,917,758
113,000			Triton International, Ltd.		3,701,880
					84,238,936
			Information Technology—9.2%
47,400		*	Alpha & Omega Semiconductor, Ltd.		442,716
44,100		*	Cree, Inc.		2,477,538
137,100		*	Diodes, Inc.		4,986,327
181,200		*	Ichor Holdings, Ltd.		4,283,568
28,100		*	MicroStrategy, Inc. - Class “A”		4,027,011
71,600			MKS Instruments, Inc.		5,576,924
161,900		*	NETGEAR, Inc.		4,094,451
401,700		*	PDF Solutions, Inc.		5,270,304
251,000		*	Perficient, Inc.		8,614,320
149,500		*	Rambus, Inc.		1,799,980
432,900		*	TTM Technologies, Inc.		4,415,580
119,700		*	Verint Systems, Inc.		6,437,466
					52,426,185
			Materials—7.0%
34,000			AptarGroup, Inc.		4,227,560
124,900		*	Berry Global Group, Inc.		6,568,491
212,200		*	Ferro Corp.		3,352,760
186,500			Louisiana-Pacific Corp.		4,890,030
302,610		*	PQ Group Holdings, Inc.		4,796,369
117,100			Schweitzer-Mauduit International., Inc.		3,885,378
103,900			Sensient Technologies Corp.		7,634,572
155,200			SPDR S&P Metals & Mining (ETF)		4,404,576
					39,759,736
			Real Estate—6.8%
292,500			Americold Realty Trust (REIT)		9,482,850
315,000			Brixmor Property Group, Inc. (REIT)		5,632,200
156,800			Douglas Emmett, Inc. (REIT)		6,246,912
24,900			Federal Realty Investment Trust (REIT)		3,206,124
234,368			Industrial Logistics Properties Trust (REIT)		4,879,542
133,700			JBG SMITH Properties (REIT)		5,259,758
324,200			Sunstone Hotel Investors, Inc. (REIT)		4,444,782
					39,152,168
			Utilities—6.4%
148,300			Black Hills Corp.		11,592,611
79,600			IDACORP, Inc.		7,994,228
84,100			Pinnacle West Capital Corp.		7,912,969
166,100			Portland General Electric Co.		8,997,637
					36,497,445
Total Value of Common Stocks (cost $490,906,754)					544,013,304
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—4.3%
			U.S. Treasury Bills:
$7,000	M		2.05%, 7/2/2019		6,999,622
18,000	M		1.989%, 7/16/2019		17,984,664
Total Value of Short-Term U.S. Government Obligations (cost $24,981,895)					24,984,286
Total Value of Investments (cost $515,888,649)				99.3%	568,997,590
Other Assets, Less Liabilities				.7	3,785,277
Net Assets				100.0%	$572,782,867

*	Non-income producing

Summary of Abbreviations:

ETF Exchange Traded Fund

MLP Master Limited Partnership

REIT Real Estate Investment Trust

SPDR Standard & Poor's Depository Receipts

At June 30, 2019, the cost of investments for federal income tax purposes was $516,000,624. Accumulated net unrealized appreciation on investments was $52,996,966, consisting of $90,516,787 gross unrealized appreciation and $37,519,821 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$544,013,304	$-	$-	$544,013,304
Short-Term U.S Government Obligations	-	24,984,286	-	24,984,286
Total Investments in Securities*	$544,013,304	$24,984,286	$-	$568,997,590

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

TOTAL RETURN FUND

June 30, 2019

Shares or Principal Amount			Security			Value
			COMMON STOCKS—58.1%
			Communication Services—4.6%
7,950		*	Alphabet, Inc. - Class "A"			$8,608,260
138,500			AT&T, Inc.			4,641,135
105,875			CBS Corp. - Class "B"			5,283,162
111,200			Comcast Corp. - Special Shares "A"			4,701,536
48,300		*	Take-Two Interactive Software, Inc.			5,483,499
119,275			Verizon Communications, Inc.			6,814,181
36,500			Walt Disney Co.			5,096,860
						40,628,633
			Consumer Discretionary—1.9%
1,650		*	Amazon.com, Inc.			3,124,489
92,550			American Eagle Outfitters, Inc.			1,564,095
11,250		*	Burlington Stores, Inc.			1,914,187
26,330			Home Depot, Inc.			5,475,850
30,950			Lowe's Cos., Inc.			3,123,165
18,350			Ross Stores, Inc.			1,818,852
						17,020,638
			Consumer Staples—4.7%
161,340			Coca-Cola Co.			8,215,433
89,630			Koninklijke Ahold Delhaize NV (ADR)			2,013,090
87,250			Mondelez International, Inc. - Class "A"			4,702,775
65,660			PepsiCo, Inc.			8,609,996
57,610			Philip Morris International, Inc.			4,524,113
55,250			Procter & Gamble Co.			6,058,163
60,870			Walmart, Inc.			6,725,526
						40,849,096
			Energy—4.4%
122,973			BP, PLC (ADR)			5,127,974
62,850			Chevron Corp.			7,821,054
49,550			ConocoPhillips			3,022,550
400,850			EnCana Corp.			2,056,360
69,752			ExxonMobil Corp.			5,345,096
102,100			Marathon Petroleum Corp.			5,705,348
59,900			Schlumberger, Ltd.			2,380,426
63,660			Suncor Energy, Inc.			1,983,646
63,600			Valero Energy Corp.			5,444,796
						38,887,250
			Financials—11.4%
42,320			American Express Co.			5,223,981
18,200			Aon, PLC			3,512,236
285,200			Bank of America Corp.			8,270,800
52,500			Chubb, Ltd.			7,732,725
86,800			Citigroup, Inc.			6,078,604
26,100			Goldman Sachs Group, Inc.			5,340,060
117,450			Hamilton Lane, Inc. - Class "A"			6,701,697
100,030			JPMorgan Chase & Co.			11,183,354
81,200			MetLife, Inc.			4,033,204
95,180			Morgan Stanley			4,169,836
44,725			PNC Financial Services Group, Inc.			6,139,848
90,650			Popular, Inc.			4,916,856
173,150			Sterling Bancorp			3,684,632
157,850			Synchrony Financial			5,472,660
42,150			Travelers Cos., Inc.			6,302,268
124,945			U.S. Bancorp			6,547,118
92,770			Wells Fargo & Co.			4,389,876
						99,699,755
			Health Care—10.2%
66,460			Abbott Laboratories			5,589,286
16,750			Anthem, Inc.			4,727,018
104,350		*	Centene Corp.			5,472,114
29,650		*	Charles River Laboratories International, Inc.			4,207,335
24,550			Eli Lilly & Co.			2,719,894
47,750		*	Exact Sciences Corp.			5,636,410
62,450			Hill-Rom Holdings, Inc.			6,533,519
21,900			Johnson & Johnson			3,050,232
65,950			Koninklijke Philips NV (ADR)			2,874,101
61,200			Medtronic, PLC			5,960,268
74,795			Merck & Co., Inc.			6,271,561
131,479			Pfizer, Inc.			5,695,670
147,300			Smith & Nephew, PLC (ADR)			6,413,442
22,295			Thermo Fisher Scientific, Inc.			6,547,596
30,150		*	Vertex Pharmaceuticals, Inc.			5,528,907
57,350			Zimmer Biomet Holdings, Inc.			6,752,389
43,415			Zoetis, Inc.			4,927,168
						88,906,910
			Industrials—8.0%
104,350		*	Gardner Denver Holdings, Inc.			3,610,510
49,150			Honeywell International, Inc.			8,581,098
73,500			Ingersoll-Rand, PLC			9,310,245
73,100			Jacobs Engineering Group, Inc.			6,168,909
46,750			Kansas City Southern, Inc.			5,695,085
22,620			Lockheed Martin Corp.			8,223,275
21,100			Northrop Grumman Corp.			6,817,621
65,500			Republic Services, Inc.			5,674,920
19,200			Stanley Black & Decker, Inc.			2,776,512
32,450			Union Pacific Corp.			5,487,620
58,680			United Technologies Corp.			7,640,136
						69,985,931
			Information Technology—11.9%
27,000		*	Adobe Systems, Inc.			7,955,550
106,700		*	Advanced Micro Devices, Inc.			3,240,479
155,247			Cisco Systems, Inc.			8,496,668
158,700			Corning, Inc.			5,273,601
106,800		*	Cree, Inc.			6,000,024
75,600		*	Fiserv, Inc.			6,891,696
124,875			Intel Corp.			5,977,766
58,950			Maxim Integrated Products, Inc.			3,526,389
54,100		*	Mellanox Technologies, Ltd.			5,987,247
57,735			Microsoft Corp.			7,734,181
133,750			Nintendo Co., Ltd. (ADR)			6,121,737
20,250			NVIDIA Corp.			3,325,657
95,500			Oracle Corp.			5,440,635
72,220			QUALCOMM, Inc.			5,493,775
8,850		*	salesforce.com, Inc.			1,342,811
43,050		*	Synopsys, Inc.			5,540,105
32,350			Texas Instruments, Inc.			3,712,486
46,800			Visa, Inc. - Class "A"			8,122,140
32,850		*	Worldpay, Inc. - Class "A"			4,025,768
						104,208,715
			Materials—1.0%
27,216			Dow, Inc.			1,342,021
27,216			DuPont de Nemours, Inc.			2,043,105
25,830			Linde, PLC			5,186,664
						8,571,790
Total Value of Common Stocks (cost $374,075,872)						508,758,718
			CORPORATE BONDS—23.7%
			Aerospace/Defense—.3%
$100	M		Bombardier, Inc., 6%, 10/15/2022		(a)	100,929
2,500	M		Rockwell Collins, Inc., 3.5%, 3/15/2027			2,603,802
			TransDigm, Inc.:
50	M		6.5%, 7/15/2024			50,750
25	M		6.25%, 3/15/2026		(a)	26,375
50	M		Triumph Group, Inc., 5.25%, 6/1/2022			49,250
						2,831,106
			Automotive—1.6%
175	M		American Axle & Manufacturing, Inc., 6.25%, 4/1/2025			174,781
50	M		Asbury Automotive Group, Inc., 6%, 12/15/2024			52,000
175	M		Cooper Standard Automotive, Inc., 5.625%, 11/15/2026		(a)	156,187
320	M		Dana Holding Corp., 5.5%, 12/15/2024			329,600
2,500	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			2,571,117
4,345	M		General Motors Financial Co., Inc., 5.25%, 3/1/2026			4,664,444
50	M		Hertz Corp., 5.875%, 10/15/2020			50,088
25	M		IAA Spinco, Inc., 5.5%, 6/15/2027		(a)	26,063
75	M		J.B. Poindexter & Co., 7.125%, 4/15/2026		(a)	76,875
3,380	M		Lear Corp., 5.25%, 1/15/2025			3,502,157
50	M		LKQ Corp., 4.75%, 5/15/2023			50,750
2,500	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026			2,579,795
50	M		Panther BF Aggeregator 2, LP, 8.5%, 5/15/2027		(a)	51,625
50	M		Tenneco, Inc., 5%, 7/15/2026			40,500
						14,325,982
			Building Materials—.0%
			Building Materials Corp.:
75	M		5.375%, 11/15/2024		(a)	77,906
50	M		6%, 10/15/2025		(a)	53,312
75	M		Griffon Corp., 5.25%, 3/1/2022			74,906
50	M		New Enterprise Stone & Lime Co., 6.25%, 3/15/2026		(a)	50,875
25	M		Standard Industries, Inc., 5.5%, 2/15/2023		(a)	25,750
						282,749
			Chemicals—.3%
125	M		Blue Cube Spinco, Inc., 10%, 10/15/2025			142,031
50	M		CF Industries, Inc., 4.95%, 6/1/2043			44,937
75	M		Chemours Co., 5.375%, 5/15/2027			71,812
50	M		Koppers, Inc., 6%, 2/15/2025		(a)	47,125
50	M		Kraton Polymers, LLC, 7%, 4/15/2025		(a)	50,875
2,100	M		LyondellBasell Industries NV, 6%, 11/15/2021			2,252,391
50	M		Neon Holdings, Inc., 10.125%, 4/1/2026		(a)	49,375
100	M		Rain CII Carbon, LLC, 7.25%, 4/1/2025		(a)	93,000
70	M		Rayonier AM Products, Inc., 5.5%, 6/1/2024		(a)	60,200
50	M		Tronox, Inc., 6.5%, 4/15/2026		(a)	49,750
						2,861,496
			Consumer Non-Durables—.1%
			Energizer Holdings, Inc.:
50	M		5.5%, 6/15/2025		(a)	50,750
25	M		6.375%, 7/15/2026		(a)	25,750
50	M		KGA Escrow, LLC, 7.5%, 8/15/2023		(a)	52,063
			Reynolds Group Holdings, Inc.:
97	M		5.75%, 10/15/2020			97,274
175	M		5.125%, 7/15/2023		(a)	178,719
						404,556
			Energy—3.4%
5,000	M		Andeavor Logistics, LP, 5.25%, 1/15/2025			5,292,600
50	M		Apergy Corp., 6.375%, 5/1/2026			50,625
25	M		Baytex Energy Corp., 5.125%, 6/1/2021		(a)	25,125
			Blue Racer Midstream, LLC:
175	M		6.125%, 11/15/2022		(a)	178,281
50	M		6.625%, 7/15/2026		(a)	50,625
75	M		California Resources Corp., 8%, 12/15/2022		(a)	56,906
50	M		Callon Petroleum Co., 6.375%, 7/1/2026			50,750
			Chesapeake Energy Corp.:
25	M		4.875%, 4/15/2022			23,750
75	M		7%, 10/1/2024			67,594
100	M		8%, 6/15/2027			88,625
2,700	M		Cimarex Energy Co., 4.375%, 3/15/2029			2,873,105
75	M		CITGO Petroleum Corp., 6.25%, 8/15/2022		(a)	75,281
2,700	M		Continental Resources, Inc., 5%, 9/15/2022			2,724,951
50	M		Covey Park Energy, LLC, 7.5%, 5/15/2025		(a)	36,250
75	M		Crestwood Midstream Partners, LP, 5.75%, 4/1/2025			76,312
50	M		CrownRock, LP, 5.625%, 10/15/2025		(a)	50,313
			DCP Midstream Operating, LP:
50	M		3.875%, 3/15/2023			50,500
25	M		5.125%, 5/15/2029			25,719
25	M		Diamondback Energy, Inc., 4.75%, 11/1/2024		(a)	25,812
			EnLink Midstream Partners, LP:
50	M		4.85%, 7/15/2026			50,562
50	M		5.45%, 6/1/2047			43,000
2,500	M		Enterprise Products Operating, 7.55%, 4/15/2038			3,466,497
170	M		Exterran Partners, LP, 6%, 10/1/2022			172,975
50	M		Genesis Energy, LP, 6.5%, 10/1/2025			49,063
175	M		Global Partners, LP, 6.25%, 7/15/2022			177,625
			Gulfport Energy Corp.:
25	M		6.625%, 5/1/2023			21,625
50	M		6.375%, 1/15/2026			38,125
1,600	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			1,644,813
3,000	M		Kinder Morgan, Inc., 5.625%, 11/15/2023		(a)	3,323,802
			Laredo Petroleum, Inc.:
25	M		5.625%, 1/15/2022			23,313
50	M		6.25%, 3/15/2023			46,765
4,000	M		Magellan Midstream Partners, LP, 5%, 3/1/2026			4,447,532
25	M		Matador Resources Co., 5.875%, 9/15/2026			25,375
25	M		McDermott Escrow 1, Inc., 10.625%, 5/1/2024		(a)	23,461
3,300	M		Midwest Connector Capital Co., LLC, 4.625%, 4/1/2029		(a)	3,539,781
			Murphy Oil Corp.:
50	M		5.75%, 8/15/2025			52,070
50	M		5.875%, 12/1/2042			45,000
25	M		Northern Oil and Gas, Inc., 9.5%, 5/15/2023			26,066
			Oasis Petroleum, Inc.:
175	M		6.875%, 1/15/2023			175,438
50	M		6.25%, 5/1/2026		(a)	48,625
			Parkland Fuel Corp.:
75	M		6%, 4/1/2026		(a)	76,969
50	M		5.875%, 7/15/2027		(a)	50,923
75	M		Parsley Energy, LLC, 5.25%, 8/15/2025		(a)	76,500
25	M		Range Resources Corp., 4.875%, 5/15/2025			22,063
			Suburban Propane Partners, LP:
25	M		5.5%, 6/1/2024			25,250
50	M		5.875%, 3/1/2027			50,375
75	M		Sunoco, LP, 4.875%, 1/15/2023			76,781
24	M		Transocean Pontus, Ltd., 6.125%, 8/1/2025		(a)	24,452
50	M		USA Compression Partners, LP, 6.875%, 9/1/2027		(a)	52,756
			Whiting Petroleum Corp.:
175	M		5.75%, 3/15/2021			176,969
75	M		6.625%, 1/15/2026			72,703
						29,970,378
			Financial Services—1.5%
4,700	M		Brookfield Finance, Inc., 4%, 4/1/2024			4,943,140
1,000	M		ERAC USA Finance, LLC, 4.5%, 8/16/2021		(a)	1,042,791
50	M		GTCR (AP) Finance, Inc., 8%, 5/15/2027		(a)	50,375
4,100	M		Key Bank NA, 3.4%, 5/20/2026			4,209,736
2,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)	2,118,974
25	M		Nationstar Mortgage, LLC, 6.5%, 7/1/2021			25,101
1,000	M		Protective Life Corp., 7.375%, 10/15/2019			1,013,412
						13,403,529
			Financials—5.1%
25	M		Acrisure, LLC, 8.125%, 2/15/2024		(a)	25,859
50	M		Ally Financial, Inc., 8%, 11/1/2031			66,336
			Bank of America Corp.:
4,700	M		4%, 1/22/2025			4,946,938
2,400	M		5.875%, 2/7/2042			3,193,858
			Citigroup, Inc.:
1,000	M		2.9%, 12/8/2021			1,010,748
1,000	M		4.5%, 1/14/2022			1,051,579
1,600	M		4.3%, 11/20/2026			1,700,627
25	M		Colfax Corp., 6%, 2/15/2024		(a)	26,531
75	M		DAE Funding, LLC, 5.75%, 11/15/2023		(a)	78,937
100	M		Eagle Holding Co. II, LLC, 7.75%, 5/15/2022		(a)	101,000
			Goldman Sachs Group, Inc.:
1,650	M		3.85%, 7/8/2024			1,732,170
3,050	M		3.5%, 11/16/2026			3,127,741
			Icahn Enterprises, LP:
125	M		6.75%, 2/1/2024			130,313
75	M		6.25%, 5/15/2026		(a)	76,219
			JPMorgan Chase & Co.:
1,000	M		4.452%, 12/5/2029			1,115,906
1,800	M		3.702%, 5/6/2030			1,899,446
175	M		Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025		(a)	175,875
			Morgan Stanley:
5,550	M		5.5%, 7/28/2021			5,898,529
2,500	M		4%, 7/23/2025			2,679,930
150	M		Navient Corp., 5.875%, 3/25/2021			156,375
			Springleaf Finance Corp.:
125	M		5.625%, 3/15/2023			133,125
25	M		6.875%, 3/15/2025			27,437
50	M		7.125%, 3/15/2026			54,875
1,500	M		UBS AG, 4.875%, 8/4/2020			1,542,153
			UBS Group Funding (Switzerland) AG:
2,000	M		3.491%, 5/23/2023		(a)	2,051,422
3,000	M		4.253%, 3/23/2028		(a)	3,236,136
25	M		Wand Merger Corp., 8.125%, 7/15/2023		(a)	25,563
			Wells Fargo & Co.:
5,100	M		3.45%, 2/13/2023			5,245,003
3,000	M		3.196%, 6/17/2027			3,060,126
						44,570,757
			Food/Beverage/Tobacco—.2%
1,300	M		Anheuser-Busch Cos., LLC, 4.7%, 2/1/2036			1,428,272
50	M		HLF Financing Sarl, LLC, 7.25%, 8/15/2026		(a)	50,313
25	M		JBS USA, LLC, 5.875%, 7/15/2024		(a)	25,781
			Post Holdings, Inc.:
175	M		5.75%, 3/1/2027		(a)	181,563
50	M		5.5%, 12/15/2029		(a)	50,313
25	M		Simmons Foods, Inc., 5.75%, 11/1/2024		(a)	22,875
						1,759,117
			Food/Drug—.0%
			Albertson's Cos., LLC:
25	M		5.75%, 3/15/2025			25,320
25	M		7.5%, 3/15/2026		(a)	26,812
						52,132
			Forest Products/Containers—.4%
200	M		Ardagh Holdings USA, Inc., 4.625%, 5/15/2023		(a)	203,750
50	M		Berry Global Escrow Corp., 4.875%, 7/15/2026		(a)	51,187
			Berry Global, Inc.:
50	M		5.5%, 5/15/2022			50,750
75	M		5.125%, 7/15/2023			76,954
50	M		BWAY Holding Co., 5.5%, 4/15/2024		(a)	50,212
25	M		Crown Americas, LLC, 4.5%, 1/15/2023			26,094
50	M		Graphic Packaging International, LLC, 4.75%, 7/15/2027		(a)	51,438
50	M		Greif, Inc., 6.5%, 3/1/2027		(a)	51,750
25	M		Mercer International, Inc., 7.375%, 1/15/2025		(a)	26,625
25	M		Multi-Color Corp., 4.875%, 11/1/2025		(a)	26,344
25	M		Owens-Brockway Glass Container, 5.875%, 8/15/2023		(a)	27,058
2,835	M		Packaging Corp. of America, 3.4%, 12/15/2027			2,869,632
50	M		Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026		(a)	51,250
						3,563,044
			Gaming/Leisure—.1%
25	M		AMC Entertainment, Inc., 5.75%, 6/15/2025			23,251
100	M		AMC Networks, Inc., 5%, 4/1/2024			103,125
50	M		Boyd Gaming Corp., 6.875%, 5/15/2023			51,812
			Cedar Fair, LP:
25	M		5.375%, 6/1/2024			25,812
25	M		5.25%, 7/15/2029		(a)	25,539
200	M		CRC Escrow Issuer, LLC, 5.25%, 10/15/2025		(a)	201,125
50	M		Golden Nugget, Inc., 8.75%, 10/1/2025		(a)	52,625
50	M		Hilton Domestic Operating Co., LLC, 4.875%, 1/15/2030		(a)	51,625
100	M		IRB Holding Corp., 6.75%, 2/15/2026		(a)	99,750
50	M		MGM Resorts International, 6%, 3/15/2023			54,313
25	M		National CineMedia, LLC, 6%, 4/15/2022			25,313
25	M		Stars Group Holdings BV, 7%, 7/15/2026		(a)	26,500
200	M		Viking Cruises, Ltd., 6.25%, 5/15/2025		(a)	207,000
50	M		Wynn Las Vegas, LLC, 5.5%, 3/1/2025		(a)	51,765
						999,555
			Health Care—1.4%
			Bausch Health Cos., Inc.:
175	M		6.5%, 3/15/2022		(a)	181,563
21	M		5.5%, 3/1/2023		(a)	21,247
100	M		9%, 12/15/2025		(a)	112,105
25	M		8.5%, 1/31/2027		(a)	27,551
150	M		Centene Corp., 5.625%, 2/15/2021			153,000
175	M		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023			169,094
			CVS Health Corp.:
2,400	M		3.875%, 7/20/2025			2,508,043
5,000	M		5.05%, 3/25/2048			5,333,800
175	M		DaVita, Inc., 5.125%, 7/15/2024			175,490
2,100	M		Express Scripts Holding Co., 4.75%, 11/15/2021			2,205,703
175	M		HCA, Inc., 6.25%, 2/15/2021			183,750
161	M		HealthSouth Corp., 5.75%, 11/1/2024			164,550
125	M		Mallinckrodt Finance SB, 5.75%, 8/1/2022		(a)	108,125
50	M		MEDNAX, Inc., 6.25%, 1/15/2027		(a)	49,313
175	M		Molina Healthcare, Inc., 4.875%, 6/15/2025		(a)	178,281
50	M		MPH Operating Partnership, LP, 7.125%, 6/1/2024		(a)	47,135
25	M		Par Pharmaceutical, Inc., 7.5%, 4/1/2027		(a)	24,625
125	M		Syneos Health, Inc., 7.5%, 10/1/2024		(a)	131,250
						11,774,625
			Home-Building—.0%
25	M		Century Communities, Inc., 6.75%, 6/1/2027		(a)	25,406
			William Lyon Homes, Inc.:
50	M		6%, 9/1/2023			51,000
50	M		6.625%, 7/15/2027		(a)	50,000
						126,406
			Information Technology—1.6%
175	M		Alliance Data Systems Corp., 5.375%, 8/1/2022		(a)	177,931
50	M		Anixter, Inc., 6%, 12/1/2025		(a)	54,375
25	M		CommScope Finance, LLC, 6%, 3/1/2026		(a)	25,750
25	M		CommScope Technologies, LLC, 6%, 6/15/2025		(a)	23,555
4,300	M		Corning, Inc., 7.25%, 8/15/2036			5,211,441
			Diamond 1 Finance Corp.:
3,000	M		4.42%, 6/15/2021		(a)	3,092,289
50	M		5.875%, 6/15/2021		(a)	50,847
50	M		7.125%, 6/15/2024		(a)	52,787
4,500	M		International Business Machines Corp., 4.25%, 5/15/2049			4,856,107
50	M		Nielsen Finance, LLC, 5%, 4/15/2022		(a)	50,125
75	M		Nuance Communications, Inc., 6%, 7/1/2024			77,906
50	M		Rackspace Hosting, Inc., 8.625%, 11/15/2024		(a)	46,125
175	M		Solera, LLC, 10.5%, 3/1/2024		(a)	190,094
50	M		Symantec Corp., 5%, 4/15/2025		(a)	51,293
25	M		VeriSign, Inc., 4.75%, 7/15/2027			26,125
50	M		Verscend Holding Corp., 9.75%, 8/15/2026		(a)	52,125
						14,038,875
			Manufacturing—.6%
75	M		Amsted Industries, Inc., 5.625%, 7/1/2027		(a)	78,375
175	M		ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023		(a)	181,125
100	M		Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025		(a)	91,125
50	M		Cloud Crane, LLC, 10.125%, 8/1/2024		(a)	53,875
3,245	M		Crane Co., 4.2%, 3/15/2048			3,210,820
50	M		Grinding Media, Inc., 7.375%, 12/15/2023		(a)	48,125
25	M		HAT Holdings I, LLC, 5.25%, 7/15/2024		(a)	25,563
1,100	M		Johnson Controls International, PLC, 5%, 3/30/2020			1,120,350
50	M		Manitowoc Co., Inc., 9%, 4/1/2026		(a)	50,125
						4,859,483
			Media-Broadcasting—.1%
50	M		Belo Corp., 7.25%, 9/15/2027			54,000
50	M		LIN Television Corp., 5.875%, 11/15/2022			51,250
125	M		Nexstar Broadcasting, Inc., 5.625%, 8/1/2024		(a)	129,808
25	M		Nexstar Escrow, Inc., 5.625%, 7/15/2027		(a)	25,656
75	M		Sinclair Television Group, Inc., 5.625%, 8/1/2024		(a)	76,875
			Sirius XM Radio, Inc.:
75	M		4.625%, 7/15/2024		(a)	76,934
175	M		6%, 7/15/2024		(a)	180,513
						595,036
			Media-Cable TV—.8%
200	M		Altice Financing SA, 6.625%, 2/15/2023		(a)	205,500
200	M		Altice France SA, 7.375%, 5/1/2026		(a)	205,500
			CCO Holdings, LLC:
175	M		5.125%, 2/15/2023			178,202
175	M		5.875%, 4/1/2024		(a)	183,312
25	M		5.375%, 6/1/2029		(a)	25,875
100	M		Clear Channel International, 8.75%, 12/15/2020		(a)	102,750
			Clear Channel Worldwide Holdings, Inc.:
200	M		Series "A", 6.5%, 11/15/2022			205,500
50	M		9.25%, 2/15/2024		(a)	54,375
			Comcast Corp.:
1,600	M		5.15%, 3/1/2020			1,628,830
3,000	M		4.25%, 1/15/2033			3,368,187
			CSC Holdings, LLC:
200	M		5.375%, 7/15/2023		(a)	206,000
200	M		10.875%, 10/15/2025		(a)	229,625
175	M		DISH DBS Corp., 5%, 3/15/2023			169,750
175	M		Gray Television, Inc., 5.875%, 7/15/2026		(a)	182,000
175	M		Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023		(a)	182,438
75	M		Netflix, Inc., 5.875%, 2/15/2025			82,875
						7,210,719
			Media-Diversified—.1%
75	M		Gannett Co., Inc., 6.375%, 10/15/2023			77,531
50	M		iHeart Communications, 8.375%, 5/1/2027			52,626
125	M		Outdoor Americas Capital, LLC, 5.875%, 3/15/2025			129,687
100	M		Tribune Media Co., 5.875%, 7/15/2022			102,240
						362,084
			Metals/Mining—.6%
75	M		Allegheny Technologies, Inc., 7.875%, 8/15/2023			80,647
50	M		Cleveland-Cliffs, Inc., 5.875%, 6/1/2027		(a)	48,750
175	M		Commercial Metals Co., 4.875%, 5/15/2023			177,187
3,000	M		Glencore Funding, LLC, 4.625%, 4/29/2024		(a)	3,174,063
175	M		HudBay Minerals, Inc., 7.25%, 1/15/2023		(a)	180,906
50	M		Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022		(a)	52,891
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019			1,508,979
50	M		Northwest Acquisitions, ULC, 7.125%, 11/1/2022		(a)	34,625
100	M		Novelis, Inc., 5.875%, 9/30/2026		(a)	101,500
120	M		SunCoke Energy Partners, LP, 7.5%, 6/15/2025		(a)	117,600
						5,477,148
			Real Estate—1.9%
2,300	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028			2,420,895
			Digital Realty Trust, LP:
2,886	M		4.75%, 10/1/2025			3,165,506
2,250	M		3.6%, 7/1/2029			2,284,378
175	M		Equinix, Inc., 5.375%, 4/1/2023			179,156
170	M		Geo Group, Inc., 5.875%, 10/15/2024			150,450
200	M		Greystar Real Estate Partners, 5.75%, 12/1/2025		(a)	204,500
1,000	M		HCP, Inc., 4.25%, 11/15/2023			1,062,773
325	M		Iron Mountain, Inc., 5.75%, 8/15/2024			329,108
25	M		MGM Growth Properties Operating Partnership, LP, 5.75%, 2/1/2027		(a)	26,969
2,500	M		Realty Income Corp., 3.875%, 4/15/2025			2,661,690
3,700	M		STORE Capital Corp., 4.5%, 3/15/2028			3,902,582
						16,388,007
			Retail-General Merchandise—.6%
100	M		1011778 B.C., ULC, 4.625%, 1/15/2022		(a)	100,250
150	M		AmeriGas Partners, LP, 5.5%, 5/20/2025			158,625
3,500	M		Home Depot, Inc., 5.875%, 12/16/2036			4,649,904
50	M		J.C. Penney Co., Inc., 8.625%, 3/15/2025			24,750
175	M		KFC Holding Co., LLC, 5%, 6/1/2024		(a)	181,344
25	M		SRS Distribution, Inc., 8.25%, 7/1/2026		(a)	24,375
						5,139,248
			Services—.1%
100	M		ADT Corp., 3.5%, 7/15/2022			100,125
225	M		AECOM, 5.125%, 3/15/2027			235,125
100	M		First Data Corp., 5.375%, 8/15/2023		(a)	101,925
225	M		GCI, Inc., 6.875%, 4/15/2025			235,688
21	M		Prime Security Services Borrower, LLC, 9.25%, 5/15/2023		(a)	22,094
175	M		United Rentals, Inc., 4.625%, 10/15/2025			178,281
						873,238
			Telecommunications—.9%
			AT&T, Inc.:
1,000	M		3.6%, 7/15/2025			1,038,585
4,000	M		4.25%, 3/1/2027			4,290,692
25	M		Frontier Communications Corp., 8.5%, 4/1/2026		(a)	24,312
50	M		GCI, LLC, 6.625%, 6/15/2024		(a)	52,515
75	M		Qwest Corp., 7.25%, 9/15/2025			83,569
50	M		Telesat Canada, 8.875%, 11/15/2024		(a)	54,250
1,800	M		Verizon Communications, Inc., 4.272%, 1/15/2036			1,952,631
			Zayo Group, LLC:
75	M		6%, 4/1/2023			77,063
175	M		6.375%, 5/15/2025			179,148
						7,752,765
			Transportation—.6%
4,250	M		Air Lease Corp., 3.875%, 7/3/2023			4,432,542
175	M		BCD Acquisition, Inc., 9.625%, 9/15/2023		(a)	184,406
75	M		VistaJet Malta Finance, PLC, 10.5%, 6/1/2024		(a)	75,000
125	M		XPO Logistics, Inc., 6.75%, 8/15/2024		(a)	133,594
						4,825,542
			Utilities—1.3%
			Calpine Corp.:
25	M		5.75%, 1/15/2025			24,906
175	M		5.25%, 6/1/2026		(a)	178,719
4,000	M		Duke Energy Corp., 3.75%, 4/15/2024			4,222,516
2,500	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044			2,648,307
75	M		Nextera Energy Operating Partners, 4.25%, 7/15/2024		(a)	75,611
150	M		NRG Yield Operating, LLC, 5%, 9/15/2026			148,005
2,000	M		Ohio Power Co., 5.375%, 10/1/2021			2,136,628
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044			2,093,446
			Talen Energy Supply, LLC:
25	M		7.25%, 5/15/2027		(a)	25,688
25	M		6.625%, 1/15/2028		(a)	24,938
100	M		Targa Resources Partners, LP, 4.25%, 11/15/2023			100,375
						11,679,139
			Waste Management—.0%
25	M		Clean Harbors, Inc., 4.875%, 7/15/2027		(a)	25,471
175	M		Covanta Holding Corp., 5.875%, 3/1/2024			180,687
						206,158
			Wireless Communications—.1%
50	M		Consolidated Communications, Inc., 6.5%, 10/1/2022			46,859
25	M		Hughes Satellite Systems Corp., 6.625%, 8/1/2026			26,344
			Intelsat Jackson Holdings SA:
200	M		8%, 2/15/2024		(a)	209,000
50	M		8.5%, 10/15/2024		(a)	49,750
175	M		Level 3 Financing, Inc., 5.375%, 1/15/2024			179,375
50	M		Sprint Capital Corp., 8.75%, 3/15/2032			58,000
			Sprint Corp.:
125	M		7.875%, 9/15/2023			136,094
150	M		7.125%, 6/15/2024			159,420
50	M		7.625%, 3/1/2026			53,425
175	M		T-Mobile USA, Inc., 6%, 3/1/2023			179,375
						1,097,642
Total Value of Corporate Bonds (cost $203,105,200)						207,430,516
			U.S. GOVERNMENT OBLIGATIONS—5.7%
			U.S. Treasury Bonds:
4,300	M		3%, 8/15/2048			4,716,730
5,000	M		3.125%, 8/15/2044			5,579,490
18,000	M		3.375%, 11/15/2048			21,192,534
			U.S. Treasury Notes:
1,500	M		2%, 11/30/2022			1,513,740
2,000	M		2%, 11/15/2026			2,015,586
1,600	M		2.125%, 3/31/2024			1,626,938
1,400	M		2.625%, 12/31/2023			1,452,882
10,500	M		3.125%, 11/15/2028			11,518,416
Total Value of U.S. Government Obligations (cost $45,999,254)						49,616,316
			RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.0%
			Fannie Mae—4.0%
3,838	M		3%, 3/1/2027 - 2/1/2031			3,924,461
3,029	M		3.5%, 11/1/2028 - 12/1/2047			3,128,840
15,514	M		4%, 12/1/2040 - 8/1/2047			16,257,230
8,214	M		4.5%, 9/1/2040 - 8/1/2048			8,617,799
1,400	M		5%, 4/1/2040 - 3/1/2042			1,524,578
462	M		5.5%, 5/1/2033 - 10/1/2039			512,368
353	M		6%, 5/1/2036 - 10/1/2040			398,744
209	M		6.5%, 11/1/2033 - 6/1/2036			232,252
486	M		7%, 3/1/2032 - 8/1/2032			526,661
						35,122,933
			Freddie Mac—1.0%
4,644	M		3.5%, 8/1/2026 - 7/1/2044			4,835,947
700	M		4%, 7/1/2044 - 4/1/2045			734,331
2,695	M		4.5%, 10/1/2040 - 5/1/2044			2,888,435
582	M		5.5%, 5/1/2038 - 10/1/2039			635,213
						9,093,926
Total Value of Residential Mortgage-Backed Securities (cost $44,019,249)						44,216,859
			ASSET-BACKED SECURITIES—1.9%
			Fixed Autos—1.3%
1,200	M		AmeriCredit Automobile Receivables Trust, 3.13%, 2/18/2025			1,223,100
1,250	M		BMW Vehicle Lease Trust, 2.07%, 10/20/2020			1,250,179
9,500	M		Hertz Vehicle Financing Trust, 2.96%, 10/25/2021			9,559,793
						12,033,072
			Fixed Communication Services—.6%
			Verizon Owner Trust:
3,350	M		1.92%, 12/20/2021		(a)	3,343,662
1,670	M		3.23%, 4/20/2023			1,702,826
						5,046,488
Total Value of Asset-Backed Securities (cost $16,856,906)						17,079,560
			COMMERCIAL MORTGAGE-BACKED SECURITIES—1.4%
			Federal Home Loan Mortgage Corporation
			Multi-Family Structured Pass-Throughs:
8,306	M		3.725%, 12/25/2027			8,949,535
2,800	M		3.422%, 2/25/2052			3,020,237
Total Value of Commercial Mortgage-Backed Securities (cost $11,374,515)						11,969,772
			COLLATERALIZED MORTGAGE OBLIGATIONS—.9%
			Fannie Mae:
4,625	M		3.0856%, 12/25/2027		†	4,810,421
2,700	M		3.273%, 1/25/2029			2,851,035
Total Value of Collateralized Mortgage Obligations (cost $7,173,400)						7,661,456
			PASS-THROUGH CERTIFICATES—.3%
			Transportation
2,770	M		American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $2,793,139)			2,804,769
			U.S. GOVERNMENT AGENCY OBLIGATIONS—.2%
1,800	M		Federal Farm Credit Bank, 3%, 9/13/2029 (cost $1,702,722)			1,800,002
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.4%
			U.S. Treasury Bills:
20,000	M		2.05%, 7/2/2019			19,998,920
1,000	M		1.989%, 7/16/2019			999,148
Total Value of Short-Term U.S. Government Obligations (cost $20,995,642)						20,998,068
Total Value of Investments (cost $728,095,899)				99.6%		872,336,036
Other Assets, Less Liabilities				.4		3,497,695
Net Assets				100.0%		$875,833,731

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2019, the Fund held one hundred forty-six 144A securities with an aggregate value of $35,890,327 representing 4.1% of the Fund's net assets.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2019.

Summary of Abbreviations:

ADR American Depositary Receipts

LLLP Limited Liability Limited Partnership

PTT Pass-Through Trust

ULC Unlimited Liability Corporation

At June 30, 2019, the cost of investments for federal income tax purposes was $729,741,769. Accumulated net unrealized appreciation on investments was $142,594,267, consisting of $152,122,880 gross unrealized appreciation and $9,528,613 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$508,758,718	$-	$-	$508,758,718
Corporate Bonds	-	207,430,516	-	207,430,516
U.S. Government Obligations	-	49,616,316	-	49,616,316
Residential Mortgage-Backed Securities	-	44,216,859	-	44,216,859
Asset-Backed Securities	-	17,079,560	-	17,079,560
Commercial Mortgage-Backed Securities	-	11,969,772	-	11,969,772
Collateralized Mortgage Obligations	-	7,661,456	-	7,661,456
Pass-Through Certificates	-	2,804,769	-	2,804,769
U.S. Government Agency Obligations	-	1,800,002	-	1,800,002
Short-Term U.S. Government Obligations	-	20,998,068	-	20,998,068
Total Investments in Securities*	$508,758,718	$363,577,318	$-	$872,336,036

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds, asset-backed securities and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net assets value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At June 30, 2019, the Hedged U.S. Equity Opportunities Fund held one security that was fair valued at a value of $x,xxx, representing 0% of the Fund’s net assets.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities, options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2019, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or the Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCOattempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended June 30, 2019 was related to the use of written options, futures contracts and foreign exchange contracts.

Options Contracts – Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At June 30, 2019, the Covered Call Strategy, Hedged U.S. Equity Opportunities and Premium Income Funds had investments in options contracts, which are listed in their respective Portfolio of Investments.

Futures Contracts - The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At June 30, 2019, the Hedged U.S. Equity Opportunities Fund had investments in futures contracts, which are listed in its Portfolios of Investments.

Foreign Exchange Contracts—The Global Fund and Hedged U.S. Equity Opportunities Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Funds may invest in them in order to hedge their currency exposure or to gain currency exposure held by the Funds. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets. During the period, the Funds used currency forwards to hedge currency exposure from certain foreign securities as well as to gain currency exposure in certain countries.

At June 30, 2019, the Global Fund had no investments in foreign exchange contracts and the Hedged U.S. Equity Opportunities Fund had investments in foreign exchange contracts which are listed in its Portfolio of Investments.